UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Government Income Fund

November 30, 2014

1.809070.110

GOV-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 50.6%

U.S. Government Agency Obligations - 1.0%	Principal Amount (000s)	Value (000s)
Fannie Mae:
0.875% 2/8/18	$ 266	$ 264
1.625% 11/27/18	913	921
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	1,607	1,700
Series 2002-20K Class 1, 5.08% 11/1/22	2,601	2,808
Series 2004-20H Class 1, 5.17% 8/1/24	987	1,073
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,382
5.25% 9/15/39	2,807	3,512
5.375% 4/1/56	3,438	4,334
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		37,994
U.S. Treasury Inflation-Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44	35,427	39,482
U.S. Treasury Obligations - 46.4%
U.S. Treasury Bonds:
3.125% 8/15/44	25,378	26,413
3.375% 5/15/44	6,265	6,830
3.625% 2/15/44 (d)	65,171	74,356
4.375% 2/15/38	30,154	38,416
5% 5/15/37 (b)	41,142	57,123
9.875% 11/15/15 (c)	10,285	11,237
U.S. Treasury Notes:
0.25% 7/15/15	3	3
0.25% 4/15/16	61,378	61,416
0.25% 5/15/16	17,502	17,502
0.375% 1/15/16	93,453	93,657
0.375% 3/15/16	20,000	20,044
0.375% 10/31/16	110,000	109,835
0.5% 9/30/16	72,856	72,976
0.625% 8/15/16	24,206	24,312
0.625% 11/15/16	4,315	4,328
0.625% 12/15/16	1,129	1,132
0.625% 2/15/17	12,000	12,010
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 4/30/18	$ 37,435	$ 36,879
0.75% 1/15/17	10,000	10,042
0.75% 6/30/17	3,736	3,735
0.875% 9/15/16	10,000	10,084
0.875% 11/30/16	7,522	7,581
0.875% 1/31/17	704	709
0.875% 5/15/17	15,893	15,963
0.875% 8/15/17	715	716
0.875% 10/15/17	5,000	5,004
0.875% 11/15/17	31,000	31,002
0.875% 1/31/18	4,683	4,666
0.875% 7/31/19	6,174	6,013
1% 9/30/16	51,719	52,264
1% 10/31/16	39,991	40,416
1% 5/31/18	22,215	22,137
1.25% 11/30/18	35,000	34,970
1.375% 11/30/15	470	476
1.375% 7/31/18	39,780	40,088
1.375% 9/30/18	17,526	17,633
1.375% 2/28/19	69,770	69,835
1.5% 12/31/18	10,768	10,853
1.5% 1/31/19	43,197	43,504
1.5% 10/31/19	18,000	17,999
1.5% 11/30/19	20,000	19,991
1.625% 4/30/19	30,639	30,955
1.625% 6/30/19	59,352	59,876
1.625% 7/31/19	12,000	12,098
1.625% 8/31/19	13,000	13,095
1.75% 7/31/15	4	4
1.75% 9/30/19	54,000	54,658
1.75% 10/31/20	18,000	17,996
1.875% 8/31/17	27,000	27,768
1.875% 9/30/17	67,400	69,306
1.875% 11/30/21	12,300	12,268
2% 5/31/21	10,000	10,091
2% 10/31/21	18,768	18,887
2.125% 6/30/21	22,000	22,358
2.125% 9/30/21	52,219	53,006
2.25% 3/31/21	17,358	17,799
2.25% 4/30/21	32,286	33,098
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.25% 11/15/24	$ 7,600	$ 7,638
2.375% 7/31/17	741	772
2.375% 6/30/18	26,608	27,768
2.375% 8/15/24	8,000	8,129
2.5% 6/30/17	10,000	10,451
2.5% 5/15/24	77,789	79,983
2.75% 11/30/16	18,530	19,364
3.125% 1/31/17	39,773	41,967
3.5% 2/15/18	33,836	36,516
4.5% 5/15/17	24,685	26,976
4.75% 8/15/17	12,983	14,354
TOTAL U.S. TREASURY OBLIGATIONS		1,861,331
Other Government Related - 2.2%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5055% 12/7/20 (NCUA Guaranteed) (e)	5,426	5,432
Series 2011-R4 Class 1A, 0.533% 3/6/20 (NCUA Guaranteed) (e)	4,728	4,738
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	79,922
TOTAL OTHER GOVERNMENT RELATED		90,092
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,980,346)		2,028,899
U.S. Government Agency - Mortgage Securities - 5.6%

Fannie Mae - 1.3%
1.85% 10/1/33 (e)	233	244
1.885% 2/1/33 (e)	140	146
1.91% 12/1/34 (e)	226	238
1.91% 3/1/35 (e)	144	151
1.93% 10/1/33 (e)	81	85
1.94% 7/1/35 (e)	70	73
2.04% 11/1/33 (e)	286	300
2.05% 3/1/35 (e)	17	17
2.053% 6/1/36 (e)	190	204
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.105% 7/1/34 (e)	$ 122	$ 129
2.138% 3/1/36 (e)	723	784
2.19% 3/1/37 (e)	115	122
2.288% 11/1/36 (e)	132	140
2.333% 3/1/35 (e)	103	110
2.353% 7/1/35 (e)	296	315
2.372% 5/1/36 (e)	210	224
2.421% 10/1/33 (e)	149	160
2.503% 2/1/36 (e)	271	291
2.542% 6/1/42 (e)	509	527
2.693% 2/1/42 (e)	2,818	2,932
2.768% 1/1/42 (e)	2,700	2,814
2.96% 11/1/40 (e)	288	303
2.982% 9/1/41 (e)	331	347
3.059% 10/1/41 (e)	175	184
3.165% 3/1/42 (e)	13,483	14,192
3.189% 1/1/44 (e)	11,401	11,858
3.236% 7/1/41 (e)	548	578
3.325% 10/1/41 (e)	264	277
3.328% 3/1/40 (e)	2,545	2,657
3.433% 11/1/40 (e)	5,502	5,837
3.556% 7/1/41 (e)	553	586
4% 2/1/42	513	549
5% 12/1/22	132	144
5.5% 1/1/29	2,757	3,084
6.5% 2/1/17 to 12/1/32	560	630
9.5% 10/1/20	29	33
11.5% 6/15/19 to 1/15/21	8	9
		51,274
Freddie Mac - 0.9%
1.82% 3/1/35 (e)	567	590
2.121% 5/1/37 (e)	323	346
2.402% 10/1/42 (e)	3,291	3,449
2.49% 6/1/35 (e)	461	494
2.498% 2/1/36 (e)	30	32
2.545% 7/1/36 (e)	426	457
2.673% 7/1/35 (e)	1,258	1,350
2.803% 3/1/33 (e)	23	25
3% 11/1/42 to 2/1/43	4,858	4,938
3.076% 9/1/41 (e)	3,043	3,188
3.137% 10/1/35 (e)	240	258
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.239% 4/1/41 (e)	$ 339	$ 357
3.24% 9/1/41 (e)	332	349
3.299% 6/1/41 (e)	410	432
3.465% 11/1/40 (e)	12,853	13,640
3.476% 5/1/41 (e)	363	383
3.621% 6/1/41 (e)	559	593
3.707% 5/1/41 (e)	455	480
4.5% 5/1/39 to 10/1/41	4,810	5,263
5.5% 7/1/29	48	54
6% 1/1/24	2,211	2,451
9.5% 6/1/18 to 8/1/21	34	38
12% 3/1/15	0*	0*
		39,167
Ginnie Mae - 3.4%
3.5% 12/1/44 (a)	100	105
4.3% 8/20/61 (j)	4,983	5,334
4.53% 10/20/62 (j)	5,328	5,833
4.55% 5/20/62 (j)	37,448	40,861
4.604% 3/20/62 (j)	11,113	12,131
4.626% 3/20/62 (j)	8,224	8,965
4.649% 2/20/62 (j)	3,592	3,919
4.65% 3/20/62 (j)	7,370	8,052
4.682% 2/20/62 (j)	4,523	4,926
4.684% 1/20/62 (j)	26,260	28,593
5.47% 8/20/59 (j)	2,275	2,389
5.5% 11/15/35	3,056	3,479
5.612% 4/20/58 (j)	3,342	3,444
6% 6/15/36	6,963	8,011
		136,042
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $222,157)		226,483
Collateralized Mortgage Obligations - 11.1%

U.S. Government Agency - 11.1%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.1353% 8/25/31 (e)	146	149
Series 2002-49 Class FB, 0.753% 11/18/31 (e)	139	140
Series 2002-60 Class FV, 1.1553% 4/25/32 (e)	60	61
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
floater:
Series 2002-75 Class FA, 1.1553% 11/25/32 (e)	$ 123	$ 125
Series 2010-15 Class FJ, 1.0853% 6/25/36 (e)	9,954	10,133
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	3,580	3,913
Series 2005-27 Class NE, 5.5% 5/25/34	3,059	3,204
Series 2005-64 Class PX, 5.5% 6/25/35	3,452	3,773
Series 2005-68 Class CZ, 5.5% 8/25/35	6,154	6,943
Series 2006-45 Class OP, 0% 6/25/36 (h)	1,441	1,317
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,609
Series 2011-126 Class KB, 4% 12/25/41	6,260	6,590
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	1,657	1,791
Series 2004-91 Class Z, 5% 12/25/34	9,936	10,989
Series 2005-117 Class JN, 4.5% 1/25/36	645	712
Series 2005-14 Class ZB, 5% 3/25/35	2,975	3,294
Series 2005-47 Class HK, 4.5% 6/25/20	206	217
Series 2006-72 Class CY, 6% 8/25/26	6,564	7,307
Series 2009-59 Class HB, 5% 8/25/39	4,003	4,434
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	786	64
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	1,166	92
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	7,007	1,107
Series 2010-39 Class FG, 1.0753% 3/25/36 (e)	6,045	6,199
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	2,500	202
Freddie Mac:
floater:
Series 2530 Class FE, 0.7547% 2/15/32 (e)	85	87
Series 2630 Class FL, 0.6547% 6/15/18 (e)	89	89
Series 2682 Class FB, 1.0547% 10/15/33 (e)	5,610	5,716
Series 2711 Class FC, 1.0547% 2/15/33 (e)	3,497	3,559
planned amortization class:
Series 1141 Class G, 9% 9/15/21	79	91
Series 2006-3245 Class ME, 5.5% 6/15/35	1,160	1,172
Series 2356 Class GD, 6% 9/15/16	34	35
Series 2376 Class JE, 5.5% 11/15/16	225	233
Series 2381 Class OG, 5.5% 11/15/16	122	126
Series 2672 Class MG, 5% 9/15/23	7,120	7,817
Series 2682 Class LD, 4.5% 10/15/33	777	847
Series 2810 Class PD, 6% 6/15/33	23	23
Series 3415 Class PC, 5% 12/15/37	1,045	1,129
Series 3763 Class QA, 4% 4/15/34	3,138	3,298
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	$ 5,040	$ 5,299
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	11,092	12,663
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,280
Series 2773 Class HC, 4.5% 4/15/19	704	749
Series 2877 Class ZD, 5% 10/15/34	11,464	12,787
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,888
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,928
Series 4181 Class LA, 3% 3/15/37	4,847	5,034
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.635% 1/20/38 (e)	441	445
Series 2008-73 Class FA, 1.015% 8/20/38 (e)	3,032	3,093
Series 2008-83 Class FB, 1.055% 9/20/38 (e)	3,072	3,137
Series 2009-108 Class CF, 0.7547% 11/16/39 (e)	2,051	2,073
Series 2011-H21 Class FA, 0.7552% 10/20/61 (e)(j)	7,968	8,023
Series 2012-H01 Class FA, 0.8552% 11/20/61 (e)(j)	6,632	6,706
Series 2012-H03 Class FA, 0.8552% 1/20/62 (e)(j)	4,125	4,171
Series 2012-H06 Class FA, 0.7852% 1/20/62 (e)(j)	6,272	6,323
Series 2012-H07 Class FA, 0.7852% 3/20/62 (e)(j)	3,844	3,875
Series 2014-H02 Class FB, 0.802% 12/20/63 (e)(j)	42,045	42,461
Series 2014-H03 Class FA, 0.752% 1/20/64 (e)(j)	18,308	18,473
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	556	565
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	181	181
Series 2010-99 Class PT, 3.5% 8/20/33	220	220
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,141
Series 2010-H13 Class JA, 5.46% 10/20/59 (j)	11,985	12,607
Series 2010-H15 Class TP, 5.15% 8/20/60 (j)	20,100	22,011
Series 2010-H17 Class XP, 5.3004% 7/20/60 (e)(j)	26,434	28,884
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(j)	19,444	21,271
Series 2011-71:
Class ZB, 5.5% 8/20/34	24,129	27,485
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2011-71:
Class ZC, 5.5% 7/16/34	$ 21,789	$ 25,251
Series 2012-64 Class KB, 4.3522% 5/20/41 (e)	2,154	2,421
Series 2013-124:
Class ES, 8.46% 4/20/39 (e)(i)	6,373	7,356
Class ST, 8.5933% 8/20/39 (e)(i)	11,972	14,064
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $436,891)		445,452
Commercial Mortgage Securities - 3.9%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5053% 4/25/19 (e)	3,744	3,746
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	4,129
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	27,452
Series K009 Class A2, 3.808% 8/25/20	32,528	35,384
Series K034 Class A1, 2.669% 2/25/23	15,142	15,578
Series K032 Class A1, 3.016% 2/25/23	27,190	28,514
Series K039 Class A2, 3.276% 7/25/24	24,645	25,823
Series K501 Class A2, 1.655% 11/25/16	9,650	9,797
Series K716 Class A2, 3.132% 6/25/21	6,500	6,816
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $155,001)		157,239
Foreign Government and Government Agency Obligations - 3.7%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	88,934
5.5% 12/4/23	48	59
Jordanian Kingdom 2.503% 10/30/20	41,050	42,079
Ukraine Government 1.844% 5/16/19	15,277	15,348
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $132,160)		146,420
Fixed-Income Funds - 23.0%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (a)(f) (Cost $871,201)	8,434,362	$ 923,731
Cash Equivalents - 3.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.09%, dated 11/28/14 due 12/1/14 (Collateralized by U.S. Government Obligations) # (Cost $129,920)	$ 129,921	129,920
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)
Put Options - 0.0%
Option on an interest rate swap with JP Morgan Chase Bank, N.A. to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR (Cost $1,266)	1/13/15	$ 42,345	0*
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $3,928,942)		4,058,144
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(44,660)
NET ASSETS - 100%		$ 4,013,484
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 12/1/44 (Proceeds $14,229)	$ (14,300)	(14,456)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
65 CBOT 10 Year U.S. Treasury Note Contracts (United States)	March 2015	$ 8,258	$ 53
497 CBOT 2 Year U.S. Treasury Note Contracts (United States)	March 2015	108,913	193
184 CBOT 5 Year U.S. Treasury Note Contracts (United States)	March 2015	21,987	153
246 CBOT Long Term U.S. Treasury Bond Contracts (United States)	March 2015	35,086	482
315 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	March 2015	50,656	556
TOTAL TREASURY CONTRACTS		$ 224,900	$ 1,437

The face value of futures purchased as a percentage of net assets is 5.6%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Dec. 2016	$ 11,500	3-month LIBOR	1%	$ (64)	$ 0	$ (64)
CME	Dec. 2019	6,800	3-month LIBOR	2.25%	(129)	0	(129)
CME	Dec. 2024	500	3-month LIBOR	3%	(19)	0	(19)
CME	Dec. 2044	1,100	3.5%	3-month LIBOR	97	0	97
TOTAL INTEREST RATE SWAPS					$ (115)	$ 0	$ (115)
(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,877,000.
(c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $129,000.

(d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $174,000.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$129,920,000 due 12/01/14 at 0.09%
Commerz Markets LLC	$ 129,920
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 4,910
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 909,967	$ 5,094	$ 0	$ 923,731	23.0%
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,028,899	$ -	$ 2,028,899	$ -
U.S. Government Agency - Mortgage Securities	226,483	-	226,483	-
Collateralized Mortgage Obligations	445,452	-	445,452	-
Commercial Mortgage Securities	157,239	-	157,239	-
Foreign Government and Government Agency Obligations	146,420	-	146,420	-
Fixed-Income Funds	923,731	923,731	-	-
Cash Equivalents	129,920	-	129,920	-
Purchased Swaptions	-	-	-	-
Total Investments in Securities:	$ 4,058,144	$ 923,731	$ 3,134,413	$ -
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Futures Contracts	$ 1,437	$ 1,437	$ -	$ -
Swaps	97	-	97	-
Total Assets	$ 1,534	$ 1,437	$ 97	$ -
Liabilities
Swaps	$ (212)	$ -	$ (212)	$ -
Total Other Derivative Instruments:	$ 1,322	$ 1,437	$ (115)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (14,456)	$ -	$ (14,456)	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $3,928,977,000. Net unrealized appreciation aggregated $129,167,000, of which $136,308,000 related to appreciated investment securities and $7,141,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total Bond Fund

November 30, 2014

1.824865.110

TBD-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.6%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.1%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19		$ 330,000	$ 334,950
6.25% 3/15/21		3,295,000	3,484,463
Dana Holding Corp. 6% 9/15/23		645,000	675,638
J.B. Poindexter & Co., Inc. 9% 4/1/22 (g)		3,045,000	3,319,050
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (g)(m)		875,000	915,469
6.75% 11/15/22 pay-in-kind (g)(m)		1,160,000	1,223,800
6.875% 8/15/18 pay-in-kind (g)(m)		2,785,000	2,913,806
			12,867,176
Automobiles - 0.7%
Daimler Finance North America LLC 1.45% 8/1/16 (g)		7,526,000	7,580,639
General Motors Co.:
3.5% 10/2/18		9,215,000	9,445,375
6.25% 10/2/43		1,543,000	1,793,738
General Motors Financial Co., Inc.:
2.625% 7/10/17		2,955,000	2,988,640
3% 9/25/17		6,726,000	6,864,219
3.25% 5/15/18		4,810,000	4,888,163
3.5% 7/10/19		10,761,000	10,989,757
4.25% 5/15/23		5,420,000	5,541,354
4.375% 9/25/21		25,963,000	26,904,159
4.75% 8/15/17		5,050,000	5,345,425
Volkswagen Group of America Finance LLC 2.45% 11/20/19 (g)		33,222,000	33,405,253
			115,746,722
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,238,259
4.25% 6/15/23		8,466,000	8,909,254
			10,147,513
Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC/New Red Finance, Inc. 6% 4/1/22 (g)		3,890,000	3,987,250
24 Hour Holdings III LLC 8% 6/1/22 (g)		5,650,000	5,099,125
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (g)		1,600,000	1,416,000
FelCor Lodging LP:
5.625% 3/1/23		135,000	134,663
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
FelCor Lodging LP: - continued
6.75% 6/1/19		$ 475,000	$ 494,000
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (g)		6,525,000	6,459,750
MCE Finance Ltd. 5% 2/15/21 (g)		7,845,000	7,570,425
NCL Corp. Ltd.:
5% 2/15/18		3,950,000	3,959,875
5.25% 11/15/19 (g)		2,905,000	2,926,788
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (g)		3,530,000	3,459,400
11% 10/1/21 (g)		1,770,000	1,617,338
Playa Resorts Holding BV 8% 8/15/20 (g)		2,265,000	2,338,613
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		4,835,000	5,052,575
7.5% 10/15/27		1,885,000	2,172,463
Scientific Games Corp. 6.625% 5/15/21 (g)		5,265,000	3,790,800
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (g)		3,705,000	3,677,213
SGMS Escrow Corp.:
7% 1/1/22 (g)		1,445,000	1,454,031
10% 12/1/22 (g)		3,715,000	3,473,525
Times Square Hotel Trust 8.528% 8/1/26 (g)		770,251	1,001,912
Wynn Macau Ltd. 5.25% 10/15/21 (g)		6,125,000	5,987,188
			66,072,934
Household Durables - 0.2%
D.R. Horton, Inc. 4.375% 9/15/22		865,000	856,350
Lennar Corp.:
4.125% 12/1/18		1,685,000	1,697,638
4.5% 6/15/19		1,860,000	1,860,000
4.5% 11/15/19		1,840,000	1,840,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,935,000	3,019,381
8.25% 2/15/21		1,815,000	1,894,406
Standard Pacific Corp.:
5.875% 11/15/24		2,545,000	2,557,725
8.375% 5/15/18		3,055,000	3,478,881
Toll Brothers Finance Corp. 4.375% 4/15/23		3,255,000	3,230,588
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
William Lyon Homes, Inc. 5.75% 4/15/19		$ 4,095,000	$ 4,105,238
WLH PNW Finance Corp. 7% 8/15/22 (g)		7,175,000	7,390,250
			31,930,457
Media - 1.7%
Altice SA 7.75% 5/15/22 (g)		13,575,000	14,033,156
Anna Merger Sub, Inc. 7.75% 10/1/22 (g)		5,800,000	5,945,000
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	687,135
British Sky Broadcasting Group PLC 2.875% 11/24/20 (Reg. S)	GBP	2,550,000	4,011,394
Clear Channel Communications, Inc.:
5.5% 12/15/16		8,480,000	8,077,200
9% 12/15/19		6,250,000	6,140,625
10% 1/15/18		4,260,000	3,397,350
Cogeco Cable, Inc. 4.875% 5/1/20 (g)		2,335,000	2,335,000
Columbus International, Inc. 7.375% 3/30/21 (g)		9,715,000	10,346,475
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,491,834
6.45% 3/15/37		2,196,000	2,857,585
COX Communications, Inc. 3.25% 12/15/22 (g)		4,795,000	4,684,096
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,869,338
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,743,758
6.35% 6/1/40		6,392,000	7,713,169
Gray Television, Inc. 7.5% 10/1/20		1,295,000	1,340,325
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21		7,615,000	8,547,838
MDC Partners, Inc. 6.75% 4/1/20 (g)		885,000	913,763
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (g)(m)		8,650,000	8,477,000
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,312,466
News America Holdings, Inc. 7.75% 12/1/45		3,932,000	5,897,603
News America, Inc.:
6.15% 3/1/37		4,759,000	5,949,254
6.15% 2/15/41		11,572,000	14,473,887
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20		1,345,000	1,353,406
5% 4/15/22 (g)		525,000	528,938
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Numericable Group SA:
4.875% 5/15/19 (g)		$ 1,475,000	$ 1,458,406
5.375% 5/15/22 (Reg. S)	EUR	1,850,000	2,415,402
6% 5/15/22 (g)		2,550,000	2,590,214
6.25% 5/15/24 (g)		2,360,000	2,404,250
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (g)		1,825,000	1,952,750
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (g)		2,205,000	2,265,638
Thomson Reuters Corp.:
1.3% 2/23/17		3,690,000	3,688,989
3.85% 9/29/24		11,394,000	11,538,989
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	21,616,113
5.85% 5/1/17		3,419,000	3,761,085
6.55% 5/1/37		12,610,000	16,028,634
6.75% 7/1/18		13,763,000	15,974,673
8.25% 4/1/19		24,391,000	30,163,374
Time Warner, Inc.:
5.875% 11/15/16		368,000	401,222
6.2% 3/15/40		11,792,000	14,157,121
6.5% 11/15/36		9,243,000	11,581,331
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,850,000	1,939,725
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,498,006
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (g)(m)		215,000	222,525
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (g)		3,025,000	3,282,125
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		3,295,000	3,575,075
13.375% 10/15/19		1,420,000	1,586,850
			296,230,092
Multiline Retail - 0.1%
JC Penney Corp., Inc.:
5.65% 6/1/20		2,940,000	2,388,750
5.75% 2/15/18		4,130,000	3,799,600
7.4% 4/1/37		7,835,000	5,817,488
8.125% 10/1/19		6,040,000	5,632,300
			17,638,138
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
DPL, Inc. 7.75% 10/15/20 (g)		$ 600,000	$ 537,000
Hot Topic, Inc. 9.25% 6/15/21 (g)		4,395,000	4,713,638
The Men's Wearhouse, Inc. 7% 7/1/22 (g)		2,465,000	2,532,788
			7,783,426
TOTAL CONSUMER DISCRETIONARY			558,416,458
CONSUMER STAPLES - 1.8%
Beverages - 0.5%
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,403,896
4.25% 5/1/23		5,205,000	5,185,742
6% 5/1/22		23,545,000	26,047,834
Heineken NV:
1.4% 10/1/17 (g)		7,323,000	7,326,544
2.75% 4/1/23 (g)		7,651,000	7,398,808
7.25% 3/10/15	GBP	4,000,000	6,351,167
PepsiCo, Inc. 4.25% 10/22/44		25,543,000	25,892,275
SABMiller Holdings, Inc. 3.75% 1/15/22 (g)		10,217,000	10,710,267
			91,316,533
Food & Staples Retailing - 0.5%
CVS Health Corp.:
2.25% 12/5/18		8,524,000	8,643,873
4% 12/5/23		8,525,000	9,009,885
DS Waters of America, Inc. 10% 9/1/21		890,000	1,050,200
ESAL GmbH 6.25% 2/5/23 (g)		11,310,000	11,352,413
Minerva Luxmbourg SA 7.75% 1/31/23 (g)		5,070,000	5,235,789
SUPERVALU, Inc.:
6.75% 6/1/21		3,045,000	2,968,875
7.75% 11/15/22		1,300,000	1,290,250
Tesco PLC 5% 3/24/23	GBP	2,500,000	4,074,547
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17		3,756,000	3,784,031
2.7% 11/18/19		8,473,000	8,569,202
2.875% 11/20/20	GBP	1,450,000	2,290,860
3.3% 11/18/21		10,050,000	10,213,242
3.8% 11/18/24		7,676,000	7,839,307
WM Morrison Supermarkets PLC 4.625% 12/8/23	GBP	750,000	1,198,114
			77,520,588
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER STAPLES - continued
Food Products - 0.2%
ConAgra Foods, Inc.:
1.9% 1/25/18		$ 4,611,000	$ 4,592,565
3.2% 1/25/23		3,879,000	3,809,527
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)		2,100,000	2,212,875
JBS Investments GmbH 7.25% 4/3/24 (g)		9,330,000	9,843,150
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (g)		6,410,000	6,490,125
7.25% 6/1/21 (g)		2,730,000	2,900,625
8.25% 2/1/20 (g)		1,510,000	1,608,150
Kazagro National Management Holding JSC 4.625% 5/24/23 (g)		560,000	518,000
Post Holdings, Inc.:
6% 12/15/22 (g)		7,870,000	7,417,475
6.75% 12/1/21 (g)		3,215,000	3,158,738
			42,551,230
Personal Products - 0.0%
Prestige Brands, Inc. 5.375% 12/15/21 (g)		2,335,000	2,299,975
Tobacco - 0.6%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,305,483
4% 1/31/24		6,408,000	6,670,356
4.25% 8/9/42		9,573,000	9,067,201
4.75% 5/5/21		7,000,000	7,760,732
5.375% 1/31/44		10,973,000	12,237,858
9.7% 11/10/18		7,983,000	10,248,823
Imperial Tobacco Finance 9% 2/17/22	GBP	2,000,000	4,259,337
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	7,232,134
4.75% 11/1/42		11,385,000	11,027,568
6.15% 9/15/43		4,511,000	5,226,165
6.75% 6/15/17		3,719,000	4,180,524
7.25% 6/15/37		5,056,000	6,337,024
Vector Group Ltd. 7.75% 2/15/21		2,800,000	3,003,000
			96,556,205
TOTAL CONSUMER STAPLES			310,244,531
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - 5.5%
Energy Equipment & Services - 0.4%
Basic Energy Services, Inc. 7.75% 2/15/19		$ 2,920,000	$ 2,423,600
DCP Midstream LLC:
4.75% 9/30/21 (g)		11,333,000	12,120,326
5.35% 3/15/20 (g)		8,816,000	9,740,834
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,110,373
5% 10/1/21		7,366,000	7,947,104
6.5% 4/1/20		738,000	846,589
Exterran Holdings, Inc. 7.25% 12/1/18		1,900,000	1,928,500
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	2,889,000
6% 10/1/22 (g)		995,000	885,550
Forbes Energy Services Ltd. 9% 6/15/19		7,068,000	5,901,780
Hornbeck Offshore Services, Inc.:
5% 3/1/21		890,000	729,800
5.875% 4/1/20		585,000	514,800
Offshore Group Investment Ltd.:
7.125% 4/1/23		890,000	623,000
7.5% 11/1/19		4,920,000	3,690,000
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,270,629
Transocean, Inc. 5.05% 12/15/16		7,572,000	7,800,402
			70,422,287
Oil, Gas & Consumable Fuels - 5.1%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		2,510,000	2,560,200
4.875% 3/15/24		565,000	576,300
Afren PLC:
6.625% 12/9/20 (g)		580,000	469,800
10.25% 4/8/19 (Reg. S)		1,875,000	1,732,575
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7324% 8/1/19 (g)(m)		1,065,000	873,300
7.125% 11/1/20 (g)		1,165,000	943,650
7.375% 11/1/21 (g)		3,710,000	2,995,825
Anadarko Petroleum Corp. 6.375% 9/15/17		19,790,000	22,223,695
Antero Resources Corp. 5.125% 12/1/22 (g)		2,495,000	2,420,150
Approach Resources, Inc. 7% 6/15/21		1,715,000	1,509,200
BP Capital Markets PLC:
3.535% 11/4/24		15,450,000	15,438,428
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BP Capital Markets PLC: - continued
3.814% 2/10/24		$ 11,032,000	$ 11,333,372
4.5% 10/1/20		5,954,000	6,487,359
4.742% 3/11/21		8,800,000	9,790,493
California Resources Corp.:
5% 1/15/20 (g)		3,255,000	2,929,500
5.5% 9/15/21 (g)		3,970,000	3,563,075
6% 11/15/24 (g)		1,170,000	1,043,494
Canadian Natural Resources Ltd.:
1.75% 1/15/18		6,049,000	6,056,585
3.9% 2/1/25		24,997,000	25,431,173
Chesapeake Energy Corp. 6.125% 2/15/21		1,750,000	1,894,375
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		2,836,000	2,956,530
6.125% 7/15/22		1,240,000	1,314,400
Citgo Petroleum Corp. 6.25% 8/15/22 (g)		1,405,000	1,440,125
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,368,844
CONSOL Energy, Inc. 5.875% 4/15/22 (g)		2,935,000	2,927,663
Consolidated Energy Finance SA 6.75% 10/15/19 (g)		4,480,000	4,491,200
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22		680,000	676,600
7.75% 4/1/19		800,000	830,000
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	6,050,513
2.7% 4/1/19		1,124,000	1,120,490
3.875% 3/15/23		3,639,000	3,583,374
Denbury Resources, Inc. 5.5% 5/1/22		4,690,000	4,396,875
DTEK Finance PLC 7.875% 4/4/18 (Reg. S)		200,000	112,000
Duke Energy Field Services:
5.375% 10/15/15 (g)		1,524,000	1,580,928
6.45% 11/3/36 (g)		13,741,000	15,641,243
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,278,935
Empresa Nacional de Petroleo 4.375% 10/30/24 (g)		9,045,000	8,870,269
Enable Midstream Partners LP:
2.4% 5/15/19 (g)		4,028,000	3,973,195
3.9% 5/15/24 (g)		4,249,000	4,234,375
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	14,184,624
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (g)		$ 4,735,000	$ 4,663,975
Energy Partners Ltd. 8.25% 2/15/18		2,510,000	2,296,650
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	2,975,430
3.75% 2/15/25		9,982,000	10,145,296
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		4,155,000	4,238,100
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		785,000	818,363
9.375% 5/1/20		10,700,000	11,689,750
Fluxys Belgium 2.75% 11/27/29 (Reg. S)	EUR	2,300,000	2,885,360
Gaz Capital SA (Luxembourg) 3.85% 2/6/20 (Reg. S)		1,000,000	891,250
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (g)		950,000	978,833
6.875% 5/16/17 (Reg. S)		200,000	206,070
Gibson Energy, Inc. 6.75% 7/15/21 (g)		1,935,000	2,036,588
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)		221,000	239,101
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (g)		1,220,000	1,128,500
Jupiter Resources, Inc. 8.5% 10/1/22 (g)		6,555,000	5,670,075
KazMunaiGaz Finance Sub BV:
6% 11/7/44 (g)		665,000	624,269
6.375% 4/9/21 (g)		650,000	706,030
7% 5/5/20 (g)		515,000	572,938
9.125% 7/2/18 (g)		510,000	594,150
KazMunaiGaz National Co.:
4.4% 4/30/23 (g)		565,000	546,638
5.75% 4/30/43 (g)		1,565,000	1,463,275
Kinder Morgan Holding Co. LLC 2% 12/1/17		5,467,000	5,478,497
Kosmos Energy Ltd. 7.875% 8/1/21 (g)		615,000	578,100
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,213,876
Motiva Enterprises LLC 5.75% 1/15/20 (g)		4,187,000	4,721,588
Nakilat, Inc. 6.067% 12/31/33 (g)		1,975,000	2,253,969
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,147,498
Northern Tier Energy LLC/Northern Tier Finance Corp.:
7.125% 11/15/20		3,870,000	4,024,800
7.125% 11/15/20 (g)		1,780,000	1,851,200
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (g)		1,200,000	1,152,000
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (g)		2,331,000	2,441,723
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pan American Energy LLC 7.875% 5/7/21 (g)		$ 583,000	$ 618,901
Parsley Energy LLC/Parsley 7.5% 2/15/22 (g)		4,075,000	3,978,219
Peabody Energy Corp.:
6% 11/15/18		2,380,000	2,266,950
6.25% 11/15/21		2,270,000	2,128,125
7.875% 11/1/26		1,790,000	1,655,750
Pemex Project Funding Master Trust 6.625% 6/15/35		1,050,000	1,228,500
Petro-Canada 6.05% 5/15/18		3,850,000	4,387,764
Petrobras Global Finance BV:
2.3706% 1/15/19 (m)		1,420,000	1,349,142
3% 1/15/19		1,198,000	1,138,447
3.25% 3/17/17		26,028,000	25,690,417
4.375% 5/20/23		20,096,000	18,559,862
4.875% 3/17/20		26,750,000	26,431,140
5.625% 5/20/43		18,504,000	16,026,129
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17		5,000,000	4,964,200
3.875% 1/27/16		10,192,000	10,233,278
5.375% 1/27/21		44,755,000	44,561,658
5.75% 1/20/20		10,620,000	10,885,288
6.875% 1/20/40		1,405,000	1,401,544
7.875% 3/15/19		14,017,000	15,397,675
Petroleos de Venezuela SA:
8.5% 11/2/17 (g)		9,195,000	6,436,500
9.75% 5/17/35 (g)		2,350,000	1,257,250
12.75% 2/17/22 (g)		1,305,000	881,528
Petroleos Mexicanos:
3.125% 1/23/19		1,776,000	1,821,483
3.5% 7/18/18		14,963,000	15,520,372
3.5% 1/30/23		11,489,000	11,104,119
4.875% 1/24/22		14,642,000	15,593,730
4.875% 1/18/24		13,072,000	13,725,600
5.5% 1/21/21		12,069,000	13,381,504
5.5% 6/27/44		22,304,000	22,973,120
6% 3/5/20		6,145,000	6,983,491
6.375% 1/23/45		14,002,000	16,132,404
6.5% 6/2/41		24,867,000	28,783,553
6.625% (g)(h)		4,685,000	4,802,125
8% 5/3/19		8,600,000	10,295,920
Petroleum Co. of Trinidad & Tobago Ltd. 6% 5/8/22 (g)		312,500	326,953
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66 Co.:
4.3% 4/1/22		$ 12,618,000	$ 13,480,541
4.875% 11/15/44		34,230,000	34,856,820
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,336,057
6.125% 1/15/17		6,185,000	6,811,800
PT Pertamina Persero:
4.3% 5/20/23 (g)		400,000	395,000
4.3% 5/20/23 (Reg S.)		200,000	197,500
4.875% 5/3/22 (g)		845,000	870,350
5.25% 5/23/21 (g)		815,000	863,900
5.625% 5/20/43 (g)		500,000	483,750
5.625% 5/20/43 (Reg. S)		200,000	193,500
6% 5/3/42 (g)		1,095,000	1,114,163
6.5% 5/27/41 (g)		1,500,000	1,612,500
Rice Energy, Inc. 6.25% 5/1/22 (g)		7,785,000	7,473,600
Rosetta Resources, Inc.:
5.625% 5/1/21		4,305,000	3,955,219
5.875% 6/1/24		535,000	485,513
RSP Permian, Inc. 6.625% 10/1/22 (g)		400,000	372,000
Samson Investment Co. 9.75% 2/15/20 (m)		2,440,000	1,409,100
SemGroup Corp. 7.5% 6/15/21		5,230,000	5,569,950
Sibur Securities Ltd. 3.914% 1/31/18 (g)		570,000	485,925
Sinopec Group Overseas Development 2012 Ltd. 3.9% 5/17/22		2,750,000	2,831,843
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	345,230
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,859,302
2.95% 9/25/18		1,960,000	2,020,733
4.6% 6/15/21		2,694,000	2,952,376
Teine Energy Ltd. 6.875% 9/30/22 (g)		5,310,000	4,938,300
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (g)		745,000	758,038
6.125% 10/15/21		505,000	515,100
6.25% 10/15/22 (g)		800,000	816,000
The Williams Companies, Inc.:
3.7% 1/15/23		10,780,000	10,146,891
4.55% 6/24/24		48,546,000	48,012,091
Western Gas Partners LP 5.375% 6/1/21		16,424,000	18,336,870
Western Refining, Inc. 6.25% 4/1/21		4,085,000	3,980,342
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Partners LP:
4.125% 11/15/20		$ 2,399,000	$ 2,515,464
4.3% 3/4/24		8,588,000	8,856,444
YPF SA:
8.75% 4/4/24 (g)		2,680,000	2,787,200
8.875% 12/19/18 (g)		2,390,000	2,512,488
Zhaikmunai International BV 7.125% 11/13/19 (g)		945,000	921,375
			860,534,540
TOTAL ENERGY			930,956,827
FINANCIALS - 15.6%
Banks - 5.8%
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		310,000	328,600
Banco Espirito Santo SA 4% 1/21/19 (Reg. S)	EUR	1,400,000	1,623,759
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (g)		12,355,000	12,441,485
6.5% 6/10/19 (Reg. S)		1,000,000	1,097,500
Bank Nederlandse Gemeenten NV:
1.125% 9/4/24	EUR	905,000	1,149,418
1.375% 9/27/17 (g)		4,500,000	4,542,782
Bank of America Corp.:
2.6% 1/15/19		8,068,000	8,181,008
2.65% 4/1/19		6,430,000	6,521,673
3.3% 1/11/23		31,429,000	31,453,232
3.875% 3/22/17		25,777,000	27,185,842
4.1% 7/24/23		11,481,000	12,101,112
4.2% 8/26/24		16,813,000	17,157,498
4.25% 10/22/26		14,724,000	14,814,037
5.65% 5/1/18		8,780,000	9,823,257
5.75% 12/1/17		21,955,000	24,436,508
5.875% 1/5/21		6,530,000	7,587,710
6.5% 8/1/16		9,000,000	9,772,956
Bank of America NA 5.3% 3/15/17		3,467,000	3,753,218
Barclays Bank PLC:
2.5% 2/20/19		7,200,000	7,306,250
4.25% 1/12/22	GBP	4,000,000	7,116,984
6.75% 1/16/23 (m)	GBP	2,250,000	3,845,636
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Barclays PLC 2.75% 11/8/19		$ 12,249,000	$ 12,296,600
BBVA Paraguay SA 9.75% 2/11/16 (g)		1,145,000	1,200,199
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		3,415,000	2,902,750
BPCE SA 5.7% 10/22/23 (g)		4,500,000	4,824,180
Capital One NA 2.95% 7/23/21		18,827,000	18,813,313
Citigroup, Inc.:
1.3% 11/15/16		17,175,000	17,188,843
1.85% 11/24/17		33,365,000	33,488,017
2.5% 7/29/19		46,387,000	46,749,514
3.375% 3/1/23		5,193,000	5,253,047
3.953% 6/15/16		11,847,000	12,358,933
4.05% 7/30/22		5,303,000	5,515,793
4.75% 5/19/15		12,211,000	12,444,938
5.3% 5/6/44		28,968,000	30,957,493
5.5% 9/13/25		4,478,000	5,005,459
6.125% 5/15/18		3,779,000	4,297,641
Credit Suisse AG 6% 2/15/18		18,058,000	20,257,771
Danske Bank A/S 3.75% 4/1/15 (g)		2,500,000	2,528,145
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (g)		820,000	752,350
Development Bank of Philippines 8.375% (h)(m)		1,930,000	2,075,047
Discover Bank:
4.2% 8/8/23		7,852,000	8,221,853
7% 4/15/20		2,030,000	2,422,805
8.7% 11/18/19		2,958,000	3,675,135
European Investment Bank 3.875% 6/8/37	GBP	795,000	1,447,108
Fifth Third Bancorp:
4.5% 6/1/18		798,000	863,561
8.25% 3/1/38		4,667,000	7,085,985
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		1,300,000	1,343,420
6.25% 4/30/19 (g)		1,155,000	1,230,075
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (g)		1,600,000	1,688,000
7.75% 7/5/17 (Reg. S)		350,000	369,250
GTB Finance BV:
6% 11/8/18 (g)		1,675,000	1,616,375
7.5% 5/19/16 (g)		845,000	866,125
HBOS PLC 6.75% 5/21/18 (g)		6,067,000	6,818,095
HSBC Bank PLC 5% 3/20/23 (m)	GBP	1,400,000	2,328,470
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
HSBC Holdings PLC 4.25% 3/14/24		$ 6,192,000	$ 6,434,460
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,153,102
HSBK BV:
7.25% 5/3/17 (g)		1,185,000	1,241,288
7.25% 5/3/17 (Reg. S)		250,000	261,875
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,436,581
Intesa Sanpaolo SpA 5.017% 6/26/24 (g)		4,170,000	4,155,213
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,520,748
2% 8/15/17		11,000,000	11,158,862
2.35% 1/28/19		14,125,000	14,303,074
3.25% 9/23/22		18,423,000	18,646,268
3.875% 9/10/24		39,644,000	40,054,078
4.25% 10/15/20		6,995,000	7,590,673
4.35% 8/15/21		20,267,000	22,039,207
4.5% 1/24/22		22,046,000	24,195,904
4.625% 5/10/21		6,879,000	7,597,615
4.95% 3/25/20		22,079,000	24,663,811
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,676,115
KeyBank NA:
5.45% 3/3/16		3,939,000	4,165,429
6.95% 2/1/28		1,977,000	2,575,709
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,621,103
5% 1/17/17		14,669,000	15,666,448
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (g)		13,462,000	13,866,022
Regions Bank:
6.45% 6/26/37		24,618,000	30,221,746
7.5% 5/15/18		24,647,000	28,792,206
Regions Financial Corp.:
2% 5/15/18		13,127,000	13,054,749
5.75% 6/15/15		2,005,000	2,051,710
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		33,788,000	34,452,103
6% 12/19/23		15,025,000	16,319,103
6.1% 6/10/23		16,183,000	17,611,732
6.125% 12/15/22		24,107,000	26,359,823
SB Capital SA 5.5% 2/26/24 (g)(m)		585,000	488,475
Wachovia Bank NA 6% 11/15/17		2,243,000	2,540,673
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,263,705
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Wells Fargo & Co.:
1.25% 7/20/16		$ 34,000,000	$ 34,251,192
3.676% 6/15/16		4,301,000	4,489,612
4.48% 1/16/24		4,804,000	5,128,539
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (g)		960,000	1,034,976
Zenith Bank PLC 6.25% 4/22/19 (g)		2,045,000	1,993,875
			976,204,559
Capital Markets - 2.3%
Affiliated Managers Group, Inc. 4.25% 2/15/24		4,446,000	4,665,530
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	42,126,497
2.55% 10/23/19		33,080,000	33,054,495
2.625% 1/31/19		50,400,000	51,044,213
2.9% 7/19/18		17,494,000	17,997,722
5.25% 7/27/21		17,105,000	19,289,360
5.625% 1/15/17		3,200,000	3,461,043
5.95% 1/18/18		4,975,000	5,581,522
Lazard Group LLC:
4.25% 11/14/20		5,598,000	5,958,371
6.85% 6/15/17		7,271,000	8,173,898
Morgan Stanley:
2.125% 4/25/18		12,586,000	12,644,047
2.375% 7/23/19		46,739,000	46,663,750
3.7% 10/23/24		24,714,000	25,095,016
4.875% 11/1/22		26,240,000	28,302,044
5% 11/24/25		3,189,000	3,424,887
5.45% 1/9/17		13,970,000	15,145,031
5.625% 9/23/19		12,714,000	14,487,845
5.75% 1/25/21		19,879,000	22,926,451
6.625% 4/1/18		16,118,000	18,537,795
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (m)		7,915,000	8,211,813
			386,791,330
Consumer Finance - 1.6%
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,592,274
Credito Real S.A.B. de CV 7.5% 3/13/19 (g)		570,000	591,375
Discover Financial Services:
3.85% 11/21/22		25,882,000	26,301,703
3.95% 11/6/24		9,738,000	9,797,509
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services: - continued
5.2% 4/27/22		$ 12,545,000	$ 13,852,264
6.45% 6/12/17		10,366,000	11,547,226
Ford Motor Credit Co. LLC:
1.5% 1/17/17		7,229,000	7,212,091
1.7% 5/9/16		19,473,000	19,624,695
2.875% 10/1/18		13,000,000	13,321,867
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,309,343
4.625% 1/7/21		19,476,000	21,785,581
4.65% 10/17/21		5,377,000	6,028,671
5.625% 9/15/17		5,858,000	6,544,839
5.625% 5/1/18		25,000,000	28,325,700
Hyundai Capital America:
1.45% 2/6/17 (g)		14,591,000	14,565,655
1.625% 10/2/15 (g)		9,515,000	9,575,630
1.875% 8/9/16 (g)		2,974,000	3,010,176
2.125% 10/2/17 (g)		5,048,000	5,099,681
2.875% 8/9/18 (g)		5,276,000	5,414,147
Navient Corp.:
5% 10/26/20		915,000	910,425
5.875% 10/25/24		2,005,000	1,949,863
SLM Corp.:
4.875% 6/17/19		2,160,000	2,165,400
5.5% 1/15/19		2,025,000	2,098,406
5.5% 1/25/23		5,000,000	4,850,000
6.125% 3/25/24		2,480,000	2,480,000
8% 3/25/20		950,000	1,072,313
Synchrony Financial:
1.875% 8/15/17		3,341,000	3,356,970
3% 8/15/19		4,907,000	4,981,837
3.75% 8/15/21		7,409,000	7,598,248
4.25% 8/15/24		7,458,000	7,618,862
			262,582,751
Diversified Financial Services - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (g)		3,415,000	3,397,925
4.5% 5/15/21 (g)		3,175,000	3,214,688
5% 10/1/21 (g)		7,495,000	7,794,800
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Aquarius Investments Luxemburg 8.25% 2/18/16		$ 1,425,000	$ 1,471,220
City of Buenos Aires 9.95% 3/1/17 (g)		1,623,000	1,679,805
European Financial Stability Facility:
1.25% 1/22/19	EUR	845,000	1,097,020
1.625% 7/17/20	EUR	1,090,000	1,450,778
1.75% 6/27/24	EUR	890,000	1,196,344
2.625% 5/2/19 (Reg S.)	EUR	630,000	867,163
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		3,185,000	3,224,813
5.875% 2/1/22		17,611,000	17,963,220
6% 8/1/20		4,745,000	4,940,494
ILFC E-Capital Trust I 4.84% 12/21/65 (g)(m)		5,480,000	5,219,700
ILFC E-Capital Trust II 6.25% 12/21/65 (g)(m)		4,765,000	4,616,094
ING U.S., Inc. 5.5% 7/15/22		25,716,000	29,047,354
KfW:
1.5% 6/11/24	EUR	600,000	796,585
2.125% 8/15/23	EUR	2,780,000	3,883,055
4.875% 3/15/37	GBP	2,080,000	4,423,914
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		1,220,000	1,215,425
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		635,000	514,350
7.75% 1/27/18		2,450,000	2,284,625
			100,299,372
Insurance - 1.7%
AIA Group Ltd. 2.25% 3/11/19 (g)		2,566,000	2,563,719
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,519,931
4.875% 6/1/22		3,590,000	4,022,469
5.6% 10/18/16		10,702,000	11,584,198
Aon Corp.:
3.125% 5/27/16		11,274,000	11,603,404
3.5% 9/30/15		4,451,000	4,556,186
5% 9/30/20		3,854,000	4,332,759
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (m)		4,900,000	5,121,676
Assicurazioni Generali SpA 7.75% 12/12/42 (m)	EUR	2,000,000	3,149,037
Aviva PLC 6.625% 6/3/41 (m)	GBP	3,300,000	5,835,512
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	558,000
Five Corners Funding Trust 4.419% 11/15/23 (g)		12,460,000	13,329,421
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(m)		$ 1,859,000	$ 1,926,389
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,647,826
5.375% 3/15/17		194,000	211,049
Liberty Mutual Group, Inc. 5% 6/1/21 (g)		12,644,000	13,897,223
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,892,560
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)		3,840,000	4,415,677
MetLife, Inc.:
1.903% 12/15/17		2,987,000	3,004,952
3.048% 12/15/22		12,433,000	12,392,618
4.368% 9/15/23		9,625,000	10,410,756
4.75% 2/8/21		4,032,000	4,493,692
6.75% 6/1/16		7,610,000	8,277,747
Metropolitan Life Global Funding I 3% 1/10/23 (g)		7,896,000	7,871,207
Muenchener Rueckversicherungs AG 6% 5/26/41 (m)	EUR	1,600,000	2,406,203
Pacific Life Insurance Co. 9.25% 6/15/39 (g)		7,041,000	11,150,867
Pacific LifeCorp:
5.125% 1/30/43 (g)		15,436,000	16,282,541
6% 2/10/20 (g)		12,654,000	14,495,739
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,644,382
4.5% 11/16/21		6,390,000	6,982,800
6.2% 11/15/40		4,318,000	5,344,229
7.375% 6/15/19		3,230,000	3,916,840
Symetra Financial Corp. 6.125% 4/1/16 (g)		6,375,000	6,755,537
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (g)		18,083,000	19,328,340
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (g)		4,172,000	4,200,161
4.125% 11/1/24 (g)		6,048,000	6,141,986
Unum Group:
5.625% 9/15/20		8,386,000	9,622,373
5.75% 8/15/42		16,937,000	19,333,823
7.125% 9/30/16		587,000	650,285
			292,874,114
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,876,908
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Alexandria Real Estate Equities, Inc.: - continued
4.6% 4/1/22		$ 4,025,000	$ 4,284,238
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,480,014
AvalonBay Communities, Inc.:
3.625% 10/1/20		5,005,000	5,240,175
4.2% 12/15/23		12,000,000	12,711,060
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,123,227
Camden Property Trust:
2.95% 12/15/22		4,796,000	4,685,395
4.25% 1/15/24		9,191,000	9,703,720
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,353,145
DDR Corp.:
4.625% 7/15/22		8,808,000	9,426,648
4.75% 4/15/18		11,273,000	12,219,425
7.5% 4/1/17		5,574,000	6,297,332
7.875% 9/1/20		323,000	401,610
9.625% 3/15/16		3,691,000	4,089,351
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,313,921
3.75% 12/1/24		5,408,000	5,423,910
3.875% 10/15/22		11,543,000	11,875,115
4.375% 6/15/22		7,323,000	7,773,723
5.95% 2/15/17		1,109,000	1,214,813
6.5% 1/15/18		3,795,000	4,301,439
6.75% 3/15/20		10,379,000	12,321,887
8.25% 8/15/19		75,000	93,322
Equity One, Inc.:
3.75% 11/15/22		18,100,000	18,180,056
5.375% 10/15/15		1,403,000	1,453,045
6% 9/15/17		1,212,000	1,340,077
6.25% 1/15/17		1,027,000	1,119,626
Federal Realty Investment Trust:
5.9% 4/1/20		2,504,000	2,917,743
6.2% 1/15/17		620,000	684,972
Hammerson PLC 4.875% 6/19/15	EUR	3,500,000	4,459,885
HCP, Inc. 3.75% 2/1/16		6,084,000	6,284,285
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,212,730
4.7% 9/15/17		1,538,000	1,666,275
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods/Forsyth LP 5.85% 3/15/17		$ 615,000	$ 672,887
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,427,290
6.25% 6/15/17		1,232,000	1,335,478
6.65% 1/15/18		867,000	955,665
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,723,841
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (g)		4,655,000	4,674,314
4.95% 4/1/24		3,875,000	3,969,938
5.875% 3/15/24		290,000	310,300
6.75% 10/15/22		345,000	366,563
Retail Opportunity Investments Partnership LP:
4% 12/15/24 (i)		3,376,000	3,383,188
5% 12/15/23		2,030,000	2,198,902
Senior Housing Properties Trust 6.75% 4/15/20		250,000	286,097
Simon Property Group LP 4.125% 12/1/21		7,287,000	7,926,493
The GEO Group, Inc. 5.875% 1/15/22		2,630,000	2,715,475
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,719,167
			224,194,670
Real Estate Management & Development - 2.3%
BioMed Realty LP:
2.625% 5/1/19		7,539,000	7,555,382
3.85% 4/15/16		11,000,000	11,399,487
4.25% 7/15/22		5,809,000	6,008,167
6.125% 4/15/20		3,429,000	3,937,764
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	12,867,082
4.1% 10/1/24		15,881,000	15,963,359
4.55% 10/1/29		15,881,000	16,059,804
4.95% 4/15/18		12,690,000	13,721,012
5.7% 5/1/17		7,049,000	7,649,222
6% 4/1/16		2,699,000	2,862,875
CBRE Group, Inc.:
5% 3/15/23		10,575,000	10,828,800
5.25% 3/15/25		925,000	959,688
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	2,500,000	3,459,813
Citycon Treasury BV 2.5% 10/1/24 (Reg. S)	EUR	350,000	441,126
Deutsche Annington Finance BV 5% 10/2/23 (g)		3,750,000	4,063,114
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,050,151
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Digital Realty Trust LP: - continued
5.25% 3/15/21		$ 5,708,000	$ 6,289,149
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,819,305
4.625% 12/15/21		17,159,000	18,921,607
4.75% 7/15/20		7,700,000	8,569,992
5.375% 8/1/16		2,768,000	2,966,947
5.75% 6/15/17		14,407,000	15,983,414
Essex Portfolio LP:
3.875% 5/1/24		8,802,000	9,014,577
5.5% 3/15/17		3,597,000	3,922,068
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	159,491
5.875% 6/15/19		150,000	157,873
6% 11/1/20		105,000	111,790
Howard Hughes Corp. 6.875% 10/1/21 (g)		2,035,000	2,146,925
Hunt Companies, Inc. 9.625% 3/1/21 (g)		870,000	878,700
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	65,163
11.5% 7/20/20 (Reg. S)		5,000	5,503
Liberty Property LP:
3.375% 6/15/23		6,574,000	6,459,560
4.125% 6/15/22		6,280,000	6,549,556
4.4% 2/15/24		13,017,000	13,733,807
4.75% 10/1/20		11,282,000	12,300,246
5.125% 3/2/15		1,405,000	1,420,753
5.5% 12/15/16		1,891,000	2,044,615
6.625% 10/1/17		4,835,000	5,463,608
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,334,036
3.15% 5/15/23		14,735,000	13,482,098
4.5% 4/18/22		4,072,000	4,133,068
5.8% 1/15/16		10,000,000	10,496,760
7.75% 8/15/19		700,000	834,486
Mid-America Apartments LP:
4.3% 10/15/23		2,224,000	2,341,187
6.05% 9/1/16		2,000,000	2,164,736
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,545,577
Prime Property Funding, Inc. 5.7% 4/15/17 (g)		4,546,000	4,873,644
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Group LLC/Realogy Co.-Issuer Corp.:
4.5% 4/15/19 (g)		$ 235,000	$ 234,413
5.25% 12/1/21 (g)		1,910,000	1,900,450
Reckson Operating Partnership LP 6% 3/31/16		7,123,000	7,549,903
Regency Centers LP:
5.25% 8/1/15		6,456,000	6,645,290
5.875% 6/15/17		2,874,000	3,189,597
Tanger Properties LP:
3.75% 12/1/24		10,161,000	10,224,069
3.875% 12/1/23		4,812,000	4,923,816
6.125% 6/1/20		14,318,000	16,709,779
Ventas Realty LP:
1.55% 9/26/16		7,655,000	7,713,500
3.75% 5/1/24		20,000,000	20,071,400
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,088,785
4% 4/30/19		3,747,000	4,001,099
4.25% 3/1/22		300,000	315,109
Vesteda Finance BV 1.75% 7/22/19 (Reg. S)	EUR	3,000,000	3,784,679
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (g)		570,000	564,300
5.875% 6/15/24 (g)		415,000	423,300
			395,356,576
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. 6.625% 5/15/19 (g)		6,090,000	5,770,275
Wrightwood Capital LLC 1.9% 4/20/20 (c)		2,147	12,321
			5,782,596
TOTAL FINANCIALS			2,644,085,968
HEALTH CARE - 1.3%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17		14,862,000	14,819,792
2.2% 5/22/19		14,136,000	14,135,010
			28,954,802
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		$ 440,000	$ 468,600
7.75% 2/15/19		435,000	456,750
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18		685,000	719,250
			1,644,600
Health Care Providers & Services - 0.6%
Aetna, Inc. 2.75% 11/15/22		6,873,000	6,674,418
Community Health Systems, Inc.:
5.125% 8/1/21		635,000	652,463
6.875% 2/1/22		3,085,000	3,266,244
Coventry Health Care, Inc. 5.95% 3/15/17		1,747,000	1,924,668
Express Scripts Holding Co. 4.75% 11/15/21		24,746,000	27,339,925
HCA Holdings, Inc.:
3.75% 3/15/19		755,000	752,074
5% 3/15/24		2,370,000	2,399,625
5.25% 4/15/25		1,835,000	1,890,050
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,194,487
4.125% 9/15/20		7,486,000	8,027,852
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	510,000
5.5% 2/1/21		5,400,000	5,643,000
Tenet Healthcare Corp.:
5% 3/1/19 (g)		1,285,000	1,265,725
6% 10/1/20		860,000	914,825
8.125% 4/1/22		13,575,000	15,170,063
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,354,002
2.875% 3/15/23		16,114,000	16,009,211
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,433,948
			102,422,580
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		3,107,000	3,104,527
2.4% 2/1/19		1,959,000	1,969,432
4.15% 2/1/24		3,010,000	3,175,688
			8,249,647
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17		$ 13,509,000	$ 13,581,165
2.9% 11/6/22		13,855,000	13,552,781
Bayer U.S. Finance LLC:
2.375% 10/8/19 (g)		10,323,000	10,381,057
3% 10/8/21 (g)		7,536,000	7,621,270
3.375% 10/8/24 (g)		5,201,000	5,262,377
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (g)		740,000	762,200
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,624,952
Perrigo Co. PLC:
1.3% 11/8/16		2,954,000	2,950,742
2.3% 11/8/18		3,161,000	3,126,741
Perrigo Finance PLC:
3.5% 12/15/21		3,657,000	3,682,903
3.9% 12/15/24		5,449,000	5,496,036
4.9% 12/15/44		2,390,000	2,443,240
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,740,384
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	1,986,843
3.25% 2/1/23		4,892,000	4,777,195
			83,989,886
TOTAL HEALTH CARE			225,261,515
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (g)		9,122,000	9,337,389
6.375% 6/1/19 (g)		8,071,000	9,450,681
DigitalGlobe, Inc. 5.25% 2/1/21 (g)		6,075,000	5,832,000
TransDigm, Inc.:
5.5% 10/15/20		4,530,000	4,473,375
6% 7/15/22		885,000	893,850
6.5% 7/15/24		870,000	887,400
Triumph Group, Inc.:
4.875% 4/1/21		1,040,000	1,034,800
5.25% 6/1/22		375,000	378,750
			32,288,245
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 7.875% 9/1/19 (g)		$ 1,165,000	$ 1,237,813
Airlines - 0.3%
Air Canada:
6.625% 5/15/18 (g)		1,465,000	1,513,931
7.75% 4/15/21 (g)		7,365,000	7,770,075
Allegiant Travel Co. 5.5% 7/15/19		3,140,000	3,208,688
American Airlines Group, Inc. 5.5% 10/1/19 (g)		6,970,000	6,996,138
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21 (g)		221,430	226,965
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		261,154	291,840
6.125% 4/29/18		240,000	255,000
6.648% 3/15/19		1,549,857	1,615,725
6.9% 7/2/19		603,310	634,260
9.25% 5/10/17		1,505,636	1,658,082
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (g)		1,515,000	1,575,600
6.75% 5/23/17		1,515,000	1,575,600
U.S. Airways Group, Inc. 6.125% 6/1/18		1,480,000	1,535,500
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,709,013
Series 2013-1 Class B, 5.375% 5/15/23		331,367	337,165
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,398,846	1,496,765
8.36% 1/20/19		1,051,700	1,156,870
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		685,169	746,834
12% 1/15/16 (g)		245,201	266,656
United Continental Holdings, Inc.:
6% 12/1/20		2,600,000	2,647,125
6% 7/15/26		8,845,000	8,446,975
6% 7/15/28		1,725,000	1,638,750
6.375% 6/1/18		140,000	146,475
			47,450,032
Building Products - 0.1%
Building Materials Corp. of America 5.375% 11/15/24 (g)		3,095,000	3,095,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Building Products - continued
HD Supply, Inc.:
5.25% 12/15/21 (g)(i)		$ 2,110,000	$ 2,154,838
7.5% 7/15/20		8,600,000	9,073,000
			14,322,838
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 8.25% 10/1/20		3,640,000	3,822,000
ADT Corp.:
3.5% 7/15/22		1,296,000	1,134,000
4.125% 4/15/19		3,395,000	3,381,844
4.125% 6/15/23		5,040,000	4,573,800
6.25% 10/15/21		2,065,000	2,163,088
APX Group, Inc.:
6.375% 12/1/19		6,740,000	6,453,550
8.75% 12/1/20		7,060,000	6,212,800
8.75% 12/1/20 (g)		1,365,000	1,201,200
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (g)		4,560,000	4,560,000
Cenveo Corp. 6% 8/1/19 (g)		1,555,000	1,415,050
Garda World Security Corp.:
7.25% 11/15/21 (g)		8,485,000	8,485,000
7.25% 11/15/21 (g)		400,000	400,000
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)		3,500,000	3,675,000
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		1,280,000	1,324,800
7% 2/15/22		660,000	707,850
Tervita Corp. 9.75% 11/1/19 (g)		1,865,000	1,557,275
			51,067,257
Construction & Engineering - 0.0%
Abengoa Greenfield SA 6.5% 10/1/19 (g)		4,340,000	3,819,200
MasTec, Inc. 4.875% 3/15/23		1,255,000	1,201,663
			5,020,863
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17		17,730,000	19,676,524
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (g)		1,340,000	1,390,250
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Machinery - continued
Schaeffler Finance BV:
4.25% 5/15/21 (g)		$ 1,345,000	$ 1,318,100
4.75% 5/15/21 (g)		1,540,000	1,536,150
			4,244,500
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)		3,210,000	3,274,200
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (g)		6,910,000	6,668,150
8.125% 2/15/19		2,885,000	2,740,750
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)		885,000	907,125
			13,590,225
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20		3,205,000	3,373,263
IHS, Inc. 5% 11/1/22 (g)		2,895,000	2,938,425
			6,311,688
Road & Rail - 0.0%
Firstgroup PLC 5.25% 11/29/22	GBP	1,000,000	1,694,020
Hertz Corp. 4.25% 4/1/18		1,100,000	1,089,000
JSC Georgian Railway 7.75% 7/11/22 (g)		850,000	939,250
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (Reg. S)		330,000	356,070
			4,078,340
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.125% 1/15/18		7,271,000	7,180,113
3.875% 4/1/21		14,814,000	14,869,553
4.25% 9/15/24		12,030,000	12,045,038
4.75% 3/1/20		11,796,000	12,592,230
Aircastle Ltd.:
5.125% 3/15/21		1,575,000	1,590,750
6.25% 12/1/19		830,000	890,175
Building Materials Holding Corp. 9% 9/15/18 (g)		2,690,000	2,797,600
FLY Leasing Ltd.:
6.375% 10/15/21		3,600,000	3,582,000
6.75% 12/15/20		2,795,000	2,871,863
International Lease Finance Corp.:
3.875% 4/15/18		2,200,000	2,217,875
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
International Lease Finance Corp.: - continued
4.625% 4/15/21		$ 955,000	$ 971,713
5.875% 8/15/22		1,810,000	1,959,325
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	2,000,000	3,128,686
			66,696,921
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (g)		1,728,900	1,832,634
10.75% 12/1/20 (Reg. S)		96,900	102,714
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	1,500,000	2,744,108
Heathrow Funding Ltd. 6% 3/20/20	GBP	2,400,000	4,254,138
			8,933,594
TOTAL INDUSTRIALS			274,918,840
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (g)		5,575,000	5,784,063
8.875% 1/1/20 (g)		1,970,000	2,142,375
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (g)		1,395,000	1,457,775
Brocade Communications Systems, Inc. 4.625% 1/15/23		1,600,000	1,552,000
Lucent Technologies, Inc.:
6.45% 3/15/29		8,090,000	7,877,638
6.5% 1/15/28		1,547,000	1,504,458
			20,318,309
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.125% 9/15/21		4,703,000	4,766,425
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,279,846
6.55% 10/1/17		1,383,000	1,570,576
			8,616,847
Internet Software & Services - 0.0%
Bankrate, Inc. 6.125% 8/15/18 (g)		3,665,000	3,500,075
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Cogent Communications Finance, Inc. 5.625% 4/15/21 (g)		$ 1,240,000	$ 1,218,300
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (g)		2,670,000	1,815,600
			6,533,975
IT Services - 0.0%
Audatex North America, Inc. 6% 6/15/21 (g)		3,200,000	3,320,000
Compiler Finance Sub, Inc. 7% 5/1/21 (g)		695,000	604,650
Xerox Corp. 4.25% 2/15/15		368,000	370,735
			4,295,385
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
6.75% 3/1/19		5,220,000	4,828,500
7% 7/1/24		2,485,000	2,124,675
Micron Technology, Inc. 5.875% 2/15/22 (g)		310,000	327,825
Viasystems, Inc. 7.875% 5/1/19 (g)		1,825,000	1,925,375
			9,206,375
Software - 0.1%
BMC Software Finance, Inc. 8.125% 7/15/21 (g)		3,600,000	3,375,000
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (g)(m)		1,405,000	1,194,250
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (g)(m)		415,000	413,963
Nuance Communications, Inc. 5.375% 8/15/20 (g)		5,915,000	5,959,363
			10,942,576
TOTAL INFORMATION TECHNOLOGY			59,913,467
MATERIALS - 1.4%
Chemicals - 0.3%
Eco Services Operations LLC/Eco Finance Corp. 8.5% 11/1/22 (g)		2,335,000	2,416,725
LSB Industries, Inc. 7.75% 8/1/19		1,055,000	1,118,300
NOVA Chemicals Corp. 5% 5/1/25 (g)		3,420,000	3,535,425
Nufarm Australia Ltd. 6.375% 10/15/19 (g)		3,175,000	3,143,250
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (g)		1,670,000	1,720,100
Symrise AG 1.75% 7/10/19	EUR	2,850,000	3,606,091
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,627,513
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.: - continued
4.25% 11/15/20		$ 5,898,000	$ 6,366,484
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		8,926,000	9,193,780
Tronox Finance LLC 6.375% 8/15/20		2,435,000	2,495,875
			45,223,543
Construction Materials - 0.0%
CEMEX Finance LLC 6% 4/1/24 (g)		1,220,000	1,221,525
CEMEX S.A.B. de CV 6.5% 12/10/19 (g)		4,195,000	4,373,288
CRH America, Inc. 6% 9/30/16		2,286,000	2,478,975
Headwaters, Inc.:
7.25% 1/15/19		520,000	542,100
7.625% 4/1/19		890,000	932,275
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (g)		790,000	805,800
			10,353,963
Containers & Packaging - 0.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (g)(m)		4,700,000	4,657,455
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2341% 12/15/19 (g)(m)		5,180,000	5,024,600
4.25% 1/15/22 (Reg S.)	EUR	1,950,000	2,421,818
6% 6/30/21 (g)		1,605,000	1,588,950
6.25% 1/31/19 (g)		515,000	516,288
6.75% 1/31/21 (g)		595,000	606,900
7% 11/15/20 (g)		1,082,647	1,101,593
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (g)		1,435,000	1,431,413
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		6,820,000	6,547,200
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (g)(i)		1,960,000	1,984,500
5.375% 1/15/25 (g)(i)		1,960,000	1,984,500
Sappi Papier Holding GmbH 6.625% 4/15/21 (g)		6,885,000	7,108,763
			34,973,980
Metals & Mining - 0.9%
Alcoa, Inc. 5.125% 10/1/24		9,954,000	10,489,854
Alrosa Finance SA 7.75% 11/3/20 (g)		510,000	505,538
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (g)		$ 11,456,000	$ 11,859,091
4.25% 7/17/42 (g)		2,453,000	2,245,685
4.875% 11/4/44 (g)		10,078,000	10,148,082
5.625% 10/18/43 (g)		9,395,000	10,502,783
EVRAZ Group SA:
6.5% 4/22/20 (g)		1,155,000	944,213
9.5% 4/24/18 (Reg. S)		2,150,000	2,069,375
Ferrexpo Finance PLC 7.875% 4/7/16 (g)		1,830,000	1,519,083
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (g)		2,910,000	2,604,450
8.25% 11/1/19 (g)		4,230,000	3,912,750
Freeport-McMoRan, Inc. 2.3% 11/14/17		9,771,000	9,830,525
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (g)		1,255,000	1,104,400
4.875% 10/7/20 (Reg. S)		200,000	176,000
Imperial Metals Corp. 7% 3/15/19 (g)		3,860,000	3,618,750
JMC Steel Group, Inc. 8.25% 3/15/18 (g)		9,005,000	9,027,513
Lundin Mining Corp.:
7.5% 11/1/20 (g)		2,810,000	2,901,325
7.875% 11/1/22 (g)		2,840,000	2,932,300
Metinvest BV:
8.75% 2/14/18 (Reg. S)		200,000	129,520
10.25% 5/20/15 (Reg. S)		100,000	82,520
10.5% 11/28/17 (g)		2,775,000	2,127,574
Murray Energy Corp.:
8.625% 6/15/21 (g)		2,350,000	2,379,375
9.5% 12/5/20 (g)		4,900,000	5,169,500
New Gold, Inc. 6.25% 11/15/22 (g)		4,830,000	4,685,100
Nord Gold NV 6.375% 5/7/18 (g)		2,080,000	1,913,600
Polyus Gold International Ltd.:
5.625% 4/29/20 (g)		2,050,000	1,793,750
5.625% 4/29/20 (Reg. S)		200,000	175,000
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		12,175,000	12,249,146
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		925,000	943,500
11.25% 10/15/18		2,072,000	2,196,320
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (g)		1,600,000	1,568,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Metals & Mining - continued
Southern Copper Corp.:
6.75% 4/16/40		$ 1,010,000	$ 1,092,416
7.5% 7/27/35		910,000	1,049,913
Steel Dynamics, Inc.:
5.125% 10/1/21 (g)		1,660,000	1,722,250
6.125% 8/15/19		2,683,000	2,864,103
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	11,983,320
6.25% 1/11/16		5,000,000	5,266,550
6.25% 1/23/17		5,581,000	6,059,392
			151,842,566
Paper & Forest Products - 0.0%
Mercer International, Inc. 7% 12/1/19 (g)		915,000	924,150
Sino-Forest Corp. 6.25% 10/21/17 (c)(g)		1,365,000	0
			924,150
TOTAL MATERIALS			243,318,202
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.1%
Altice Financing SA:
6.5% 1/15/22 (g)		1,865,000	1,883,650
7.875% 12/15/19 (g)		1,820,000	1,926,470
Altice Finco SA:
9% 6/15/23 (Reg. S)	EUR	500,000	696,332
9.875% 12/15/20 (g)		6,135,000	6,785,801
AT&T, Inc.:
4.8% 6/15/44		15,000,000	15,241,230
6.3% 1/15/38		16,665,000	20,188,648
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	53,479
CenturyLink, Inc.:
5.15% 6/15/17		972,000	1,023,030
6% 4/1/17		2,432,000	2,620,480
6.15% 9/15/19		6,992,000	7,586,320
Embarq Corp.:
7.082% 6/1/16		8,346,000	9,006,953
7.995% 6/1/36		4,717,000	5,247,663
FairPoint Communications, Inc. 8.75% 8/15/19 (g)		4,520,000	4,678,200
Indosat Palapa Co. BV 7.375% 7/29/20 (g)		405,000	429,300
Level 3 Communications, Inc. 5.75% 12/1/22 (g)(i)		1,375,000	1,381,875
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Escrow II, Inc. 5.375% 8/15/22 (g)		$ 9,455,000	$ 9,549,550
Sprint Capital Corp.:
6.875% 11/15/28		9,905,000	9,285,938
8.75% 3/15/32		3,305,000	3,474,381
TDC A/S 5.625% 2/23/23 (Reg. S)	GBP	1,500,000	2,708,775
Telefonica Emisiones S.A.U. 4.949% 1/15/15		1,618,000	1,625,302
TW Telecom Holdings, Inc.:
5.375% 10/1/22		1,715,000	1,942,238
6.375% 9/1/23		865,000	986,100
Verizon Communications, Inc.:
1.35% 6/9/17		20,956,000	20,967,107
2.625% 2/21/20 (g)		21,379,000	21,407,370
4.5% 9/15/20		36,000,000	39,403,296
5.012% 8/21/54 (g)		55,038,000	57,309,859
6.25% 4/1/37		2,348,000	2,837,164
6.4% 9/15/33		10,915,000	13,511,133
6.55% 9/15/43		54,849,000	70,845,546
Virgin Media Finance PLC 6% 10/15/24 (g)		710,000	743,725
Wind Acquisition Finance SA:
4% 7/15/20 (Reg S.)	EUR	2,000,000	2,485,602
4.75% 7/15/20 (g)		2,205,000	2,122,313
7.375% 4/23/21 (g)		6,110,000	5,880,875
			345,835,705
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,321,777
3.125% 7/16/22		9,218,000	9,137,803
3.625% 3/30/15		731,000	737,601
Digicel Group Ltd.:
6% 4/15/21 (g)		5,500,000	5,390,000
7.125% 4/1/22 (g)		1,885,000	1,842,588
8.25% 9/1/17 (g)		7,715,000	7,878,944
8.25% 9/30/20 (g)		6,785,000	6,954,625
Everything Everywhere Finance PLC 4.375% 3/28/19	GBP	2,500,000	4,143,517
MTS International Funding Ltd. 8.625% 6/22/20 (g)		2,680,000	2,810,784
SBA Communications Corp. 4.875% 7/15/22 (g)		1,855,000	1,803,988
Sprint Communications, Inc. 9% 11/15/18 (g)		3,890,000	4,502,675
T-Mobile U.S.A., Inc.:
5.25% 9/1/18		2,815,000	2,913,525
6% 3/1/23		4,060,000	4,120,900
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc.: - continued
6.375% 3/1/25		$ 3,000,000	$ 3,045,000
6.464% 4/28/19		1,520,000	1,577,000
6.5% 1/15/24		2,230,000	2,280,175
6.625% 4/1/23		4,145,000	4,300,438
Telemovil Finance Co. Ltd. 8% 10/1/17 (g)		2,946,000	3,056,475
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		3,160,000	3,020,960
			85,838,775
TOTAL TELECOMMUNICATION SERVICES			431,674,480
UTILITIES - 3.1%
Electric Utilities - 1.5%
Aguila 3 SA 7.875% 1/31/18 (g)		5,845,000	5,728,100
AmerenUE 6.4% 6/15/17		2,491,000	2,790,809
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,238,830
2.95% 12/15/22		4,935,000	4,874,946
American Transmission Systems, Inc. 5% 9/1/44 (g)		5,276,000	5,514,813
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (Reg. S)		5,000,000	5,312,265
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	2,891,010
Dayton Power & Light Co. 1.875% 9/15/16		3,740,000	3,779,551
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)		7,207,000	8,396,364
6.4% 9/15/20 (g)		16,661,000	19,626,325
Edison International 3.75% 9/15/17		6,674,000	7,086,954
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (g)		510,000	365,925
FirstEnergy Corp.:
2.75% 3/15/18		17,451,000	17,631,007
4.25% 3/15/23		31,243,000	31,757,166
7.375% 11/15/31		18,176,000	22,040,472
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	22,364,108
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,439,963
3.75% 11/15/20		1,450,000	1,525,242
Majapahit Holding BV 7.75% 1/20/20 (g)		350,000	411,250
Monongahela Power Co. 4.1% 4/15/24 (g)		3,982,000	4,255,384
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Electric Utilities - continued
Nevada Power Co. 6.5% 5/15/18		$ 790,000	$ 917,639
Northeast Utilities:
1.45% 5/1/18		3,325,000	3,286,520
2.8% 5/1/23		15,104,000	14,613,800
NSG Holdings II, LLC 7.75% 12/15/25 (g)		10,130,000	10,965,725
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,147,801
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	852,414
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,148,808
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,203,081
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	13,197,623
RJS Power Holdings LLC 5.125% 7/15/19 (g)		5,340,000	5,299,950
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,664,664
5.15% 3/15/20		3,761,000	4,232,182
			253,560,691
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		965,000	1,022,900
Southern Natural Gas Co. 5.9% 4/1/17 (g)		442,000	483,944
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,767,660
Transportadora de Gas del Sur SA 9.625% 5/14/20 (g)		2,667,567	2,687,574
			7,962,078
Independent Power Producers & Energy Traders - 0.4%
Atlantic Power Corp. 9% 11/15/18		6,475,000	6,539,750
Calpine Corp.:
5.375% 1/15/23		1,820,000	1,845,025
5.75% 1/15/25		910,000	925,925
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		19,000,000	20,140,000
7.25% 10/15/21		9,135,000	9,637,425
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75% 11/1/19 (g)		3,850,000	4,004,000
7.375% 11/1/22 (g)		5,135,000	5,404,588
7.625% 11/1/24 (g)		2,410,000	2,548,575
NRG Energy, Inc.:
6.25% 7/15/22		2,150,000	2,209,125
6.25% 5/1/24 (g)		7,240,000	7,402,900
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (g)		650,000	848,250
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
The AES Corp.:
4.875% 5/15/23		$ 6,225,000	$ 6,225,000
7.375% 7/1/21		2,975,000	3,406,375
			71,136,938
Multi-Utilities - 1.1%
Dominion Resources, Inc.:
2.5331% 9/30/66 (m)		33,160,000	31,158,363
7.5% 6/30/66 (m)		10,345,000	11,017,425
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17		15,809,000	15,709,799
2% 11/15/18		12,172,000	12,240,455
National Grid PLC 6.3% 8/1/16		1,589,000	1,729,061
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,367,080
5.25% 9/15/17		2,156,000	2,377,266
5.25% 2/15/43		12,739,000	14,310,725
5.45% 9/15/20		11,473,000	13,110,736
5.8% 2/1/42		6,336,000	7,631,002
5.95% 6/15/41		11,832,000	14,471,009
6.4% 3/15/18		3,084,000	3,534,051
6.8% 1/15/19		6,774,000	8,009,977
PG&E Corp. 2.4% 3/1/19		1,683,000	1,692,351
Puget Energy, Inc.:
6% 9/1/21		15,565,000	18,247,083
6.5% 12/15/20		5,125,000	6,076,584
Sempra Energy:
2.3% 4/1/17		14,116,000	14,455,010
2.875% 10/1/22		5,760,000	5,594,602
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		3,000,000	2,970,186
Wisconsin Energy Corp. 6.25% 5/15/67 (m)		3,860,000	3,938,937
			193,641,702
Water Utilities - 0.0%
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (m)	GBP	3,500,000	5,929,836
TOTAL UTILITIES			532,231,245
TOTAL NONCONVERTIBLE BONDS (Cost $5,986,447,158)			6,211,021,533
U.S. Government and Government Agency Obligations - 27.6%
		Principal Amount (d)	Value
U.S. Treasury Inflation-Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Bonds 1.375% 2/15/44		$ 74,148,558	$ 82,634,380
U.S. Treasury Inflation-Indexed Notes 0.125% 7/15/24		86,384,986	84,367,965
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			167,002,345
U.S. Treasury Obligations - 26.6%
U.S. Treasury Bonds:
3.125% 8/15/44		198,182,000	206,264,060
3.375% 5/15/44		128,340,000	139,920,632
3.625% 8/15/43		88,210,000	100,586,922
3.625% 2/15/44		132,086,000	150,701,937
4.375% 2/15/38		430,000	547,813
U.S. Treasury Notes:
0.375% 10/31/16		6,500,000	6,490,354
0.625% 8/15/16 (j)(k)		9,000,000	9,039,375
0.75% 2/28/18 (k)		178,380,000	176,847,002
0.875% 5/15/17		125,000,000	125,546,875
0.875% 8/15/17		433,730,000	434,543,244
0.875% 10/15/17		492,463,000	492,847,614
0.875% 1/31/18		192,574,000	191,881,889
0.875% 7/31/19		5,000	4,870
1% 9/15/17 (f)		32,697,000	32,860,485
1% 5/31/18		123,485,000	123,050,827
1.25% 10/31/18		786,376,000	786,621,265
1.375% 6/30/18		3,530,000	3,560,337
1.375% 7/31/18		302,602,000	304,942,324
1.375% 9/30/18		203,561,000	204,801,501
1.5% 12/31/18		62,525,000	63,018,385
1.5% 10/31/19		3,105,000	3,104,758
1.625% 6/30/19		216,610,000	218,522,233
1.75% 9/30/19		37,000,000	37,450,956
2.25% 3/31/21		306,915,000	314,707,879
2.25% 7/31/21		146,640,000	150,134,138
2.375% 8/15/24		240,000,000	243,862,560
TOTAL U.S. TREASURY OBLIGATIONS			4,521,860,235
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,597,923,529)			4,688,862,580
U.S. Government Agency - Mortgage Securities - 14.6%
		Principal Amount (d)	Value
Fannie Mae - 8.9%
1.75% 10/1/34 (m)		$ 4,161	$ 4,318
1.85% 10/1/33 (m)		3,973	4,162
1.88% 1/1/35 (m)		5,540	5,819
1.88% 1/1/35 (m)		343,698	361,053
1.885% 2/1/33 (m)		2,245	2,339
1.91% 12/1/34 (m)		66,242	69,660
1.91% 3/1/35 (m)		41,216	43,087
1.93% 10/1/33 (m)		24,437	25,530
1.94% 7/1/35 (m)		21,013	21,994
2.05% 3/1/35 (m)		5,311	5,474
2.053% 6/1/36 (m)		168,945	181,034
2.06% 10/1/33 (m)		509,036	538,156
2.07% 4/1/37 (m)		123,764	131,584
2.094% 5/1/36 (m)		185,061	194,268
2.099% 1/1/35 (m)		257,480	273,855
2.105% 7/1/34 (m)		36,712	38,976
2.115% 12/1/34 (m)		16,480	17,517
2.125% 9/1/36 (m)		103,523	110,345
2.141% 9/1/36 (m)		79,796	85,030
2.19% 3/1/37 (m)		25,716	27,343
2.22% 5/1/35 (m)		295,263	316,762
2.242% 3/1/33 (m)		121,042	128,029
2.288% 11/1/36 (m)		116,612	124,494
2.333% 3/1/35 (m)		76,267	81,128
2.335% 9/1/35 (m)		129,499	138,931
2.353% 7/1/35 (m)		140,331	149,428
2.369% 6/1/47 (m)		146,334	156,989
2.372% 5/1/36 (m)		219,076	234,355
2.393% 7/1/37 (m)		195,472	209,524
2.395% 6/1/36 (m)		454,040	487,099
2.412% 2/1/36 (m)		478,315	511,061
2.421% 10/1/33 (m)		119,231	127,912
2.5% 5/1/27 to 8/1/43		22,070,409	21,804,281
2.5% 12/1/29 (i)		25,000,000	25,503,905
2.53% 9/1/37 (m)		31,520	33,815
2.542% 6/1/42 (m)		416,115	430,787
2.544% 11/1/43 (m)		5,449,371	5,635,072
2.57% 12/1/35 (m)		326,532	349,270
2.573% 7/1/34 (m)		264,688	283,246
2.693% 2/1/42 (m)		2,363,644	2,459,659
2.768% 1/1/42 (m)		2,913,882	3,036,578
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
2.96% 11/1/40 (m)		$ 240,084	$ 252,205
2.981% 8/1/41 (m)		1,810,524	1,896,005
2.982% 9/1/41 (m)		275,624	289,045
3% 12/1/29 (i)		5,200,000	5,415,312
3% 4/1/42 to 1/1/44		343,725,952	348,131,369
3.059% 10/1/41 (m)		142,419	149,613
3.165% 3/1/42 (m)		11,341,811	11,938,532
3.236% 7/1/41 (m)		452,950	478,224
3.325% 10/1/41 (m)		221,849	232,904
3.328% 3/1/40 (m)		560,950	585,695
3.374% 9/1/41 (m)		435,938	457,627
3.462% 12/1/39 (m)		401,088	419,558
3.473% 12/1/40 (m)		21,287,823	22,614,086
3.5% 3/1/25 to 7/1/44		378,675,303	395,696,263
3.5% 12/1/29 (i)		5,000,000	5,296,094
3.5% 12/1/44 (i)		11,600,000	12,091,188
3.5% 12/1/44 (i)		8,400,000	8,755,688
3.5% 12/1/44 (i)		32,400,000	33,771,939
3.5% 12/1/44 (i)		32,500,000	33,876,174
3.556% 7/1/41 (m)		456,778	484,193
4% 9/1/24 to 1/1/44		232,051,103	248,651,772
4% 1/1/41		111,258	119,019
4% 12/1/44 (i)		8,600,000	9,183,859
4% 12/1/44 (i)		8,500,000	9,077,070
4% 12/1/44 (i)		35,400,000	37,803,327
4% 12/1/44 (i)		24,300,000	25,949,742
4% 12/1/44 (i)		16,800,000	17,940,562
4.5% 2/1/33 to 1/1/43		97,820,725	106,533,240
4.5% 12/1/44 (i)		6,400,000	6,956,000
5% 3/1/18 to 10/1/41		11,184,476	12,298,745
5.179% 7/1/37 (m)		38,772	41,850
5.5% 12/1/17 to 9/1/41		50,849,154	56,821,867
5.565% 8/1/46 (m)		36,068	38,694
6% 2/1/17 to 1/1/42		25,634,767	29,068,138
6.5% 1/1/15 to 4/1/37		10,303,753	11,856,227
7% 3/1/15 to 7/1/37		2,023,719	2,351,104
7.5% 1/1/16 to 2/1/32		826,768	976,451
8% 12/1/17 to 3/1/37		15,713	18,947
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
8.5% 1/1/15 to 7/1/31		$ 6,918	$ 8,055
9.5% 4/1/16 to 9/1/21		25,729	28,598
TOTAL FANNIE MAE			1,522,898,850
Freddie Mac - 2.7%
1.5% 8/1/37 (m)		37,252	38,463
1.82% 3/1/35 (m)		132,267	137,617
1.897% 1/1/36 (m)		94,866	100,281
1.95% 3/1/36 (m)		226,702	239,661
1.95% 3/1/37 (m)		36,008	38,031
1.982% 12/1/35 (m)		277,521	293,181
2.022% 2/1/37 (m)		187,871	199,009
2.05% 6/1/37 (m)		30,891	32,520
2.095% 8/1/37 (m)		93,907	100,406
2.121% 5/1/37 (m)		75,373	80,692
2.124% 11/1/35 (m)		234,435	250,055
2.125% 3/1/36 (m)		288,148	304,040
2.16% 6/1/33 (m)		275,739	290,505
2.345% 10/1/35 (m)		184,389	195,561
2.347% 10/1/36 (m)		395,801	419,958
2.364% 4/1/36 (m)		266,591	286,002
2.375% 5/1/37 (m)		72,521	77,375
2.385% 6/1/37 (m)		32,615	34,991
2.402% 10/1/42 (m)		4,525,759	4,743,849
2.404% 6/1/33 (m)		871,799	927,520
2.415% 6/1/37 (m)		279,191	299,527
2.418% 4/1/37 (m)		96,342	103,020
2.42% 6/1/36 (m)		71,277	76,388
2.451% 6/1/37 (m)		62,622	67,183
2.538% 3/1/35 (m)		1,275,260	1,365,844
2.545% 7/1/36 (m)		99,410	106,648
2.595% 4/1/37 (m)		8,560	9,183
2.803% 3/1/33 (m)		6,610	7,091
2.825% 12/1/36 (m)		318,862	342,079
3% 8/1/42 to 7/1/43		46,320,923	46,945,377
3.076% 9/1/41 (m)		2,561,981	2,684,520
3.137% 10/1/35 (m)		211,792	227,218
3.239% 4/1/41 (m)		277,709	292,663
3.24% 9/1/41 (m)		276,163	290,505
3.299% 6/1/41 (m)		341,512	359,389
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
3.299% 7/1/41 (m)		$ 1,319,555	$ 1,387,993
3.476% 5/1/41 (m)		297,337	313,928
3.5% 4/1/42 to 11/1/44 (l)		136,140,775	141,896,994
3.621% 6/1/41 (m)		459,107	486,717
3.707% 5/1/41 (m)		378,973	399,754
4% 4/1/40 to 8/1/44		100,306,735	107,378,876
4.5% 6/1/25 to 8/1/44		56,803,149	62,038,459
5% 6/1/20 to 7/1/41		35,330,921	39,297,796
5.136% 4/1/38 (m)		387,393	418,142
5.5% 10/1/17 to 3/1/41		19,102,837	21,369,027
6% 7/1/16 to 12/1/37		5,019,450	5,674,907
6.5% 7/1/15 to 9/1/39		7,107,670	8,111,246
7% 6/1/21 to 9/1/36		1,902,097	2,219,646
7.5% 12/1/14 to 6/1/32		43,609	50,272
8% 7/1/16 to 1/1/37		56,725	68,514
8.5% 2/1/19 to 1/1/28		54,997	65,664
9% 5/1/17 to 10/1/20		310	331
9.5% 5/1/21 to 7/1/21		750	830
10% 11/15/18 to 8/1/21		296	329
11% 8/1/15 to 9/1/20		899	931
12% 7/1/15		6	6
12.5% 6/1/19		4	5
TOTAL FREDDIE MAC			453,146,719
Ginnie Mae - 3.0%
3% 6/20/42 to 8/20/44		13,616,455	13,995,981
3% 12/1/44 (i)		7,700,000	7,902,125
3% 12/1/44 (i)		2,400,000	2,463,000
3% 12/1/44 (i)		1,200,000	1,231,500
3% 12/1/44 (i)		800,000	821,000
3% 12/1/44 (i)		400,000	410,500
3.5% 11/15/40 to 2/15/44		108,421,172	114,024,822
3.5% 12/1/44 (i)		30,600,000	32,144,345
3.5% 12/1/44 (i)		22,500,000	23,635,548
4% 5/20/33 to 8/15/43		78,250,495	84,387,204
4% 12/1/44 (i)		6,400,000	6,868,500
4% 12/1/44 (i)		16,700,000	17,922,492
4% 12/1/44 (i)		23,300,000	25,005,632
4.39% 6/20/63 (r)		3,506,925	3,847,959
4.5% 6/20/33 to 8/15/41		83,570,486	92,084,794
4.5% 12/1/44 (i)		17,600,000	19,274,749
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Ginnie Mae - continued
4.505% 2/20/63 (r)		$ 3,420,917	$ 3,754,792
5% 12/15/32 to 9/15/41		42,888,942	48,058,055
5.5% 4/15/29 to 9/15/39		7,385,086	8,371,223
6% 10/15/30 to 11/15/39		1,073,005	1,216,621
6.5% 3/20/31 to 10/15/38		551,626	640,705
7% 10/15/22 to 3/15/33		1,730,217	2,031,472
7.5% 1/15/17 to 9/15/31		803,047	937,736
8% 4/15/17 to 11/15/29		291,393	341,317
8.5% 10/15/21 to 1/15/31		44,631	53,725
9% 8/15/19 to 1/15/23		2,854	3,232
9.5% 12/15/20 to 2/15/25		1,275	1,454
10.5% 3/20/16 to 1/20/18		4,234	4,590
11% 8/20/15 to 9/20/19		1,392	1,579
TOTAL GINNIE MAE			511,436,652
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,454,850,999)			2,487,482,221
Asset-Backed Securities - 1.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.622% 4/25/35 (m)		664,344	575,150
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8053% 3/25/34 (m)		318,480	314,208
Airspeed Ltd. Series 2007-1A Class C1, 2.6547% 6/15/32 (g)(m)		3,626,699	2,168,766
Ally Master Owner Trust:
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	18,833,614
Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,690,366
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (g)		147,000	146,354
Series 2014-SFR3 Class E, 6.418% 12/17/36 (g)		406,000	409,978
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2045% 12/25/33 (m)		54,310	49,480
Series 2004-R2 Class M3, 0.977% 4/25/34 (m)		89,819	65,958
Series 2005-R2 Class M1, 0.6053% 4/25/35 (m)		341,788	341,276
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9345% 3/25/34 (m)		47,932	45,113
Series 2004-W11 Class M2, 1.2053% 11/25/34 (m)		561,149	536,743
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Argent Securities, Inc. pass-thru certificates: - continued
Series 2004-W7 Class M1, 0.977% 5/25/34 (m)		$ 1,542,998	$ 1,487,177
Series 2006-W4 Class A2C, 0.3153% 5/25/36 (m)		1,184,593	415,688
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9803% 4/25/34 (m)		1,832,777	1,671,254
Series 2006-HE2 Class M1, 0.522% 3/25/36 (m)		27,636	2,937
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17		11,540,000	11,617,076
Capital Trust RE CDO Ltd. Series 2005-3A Class B, 5.267% 6/25/35 (g)		616,224	618,381
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2953% 12/25/36 (m)		1,802,588	1,340,026
CFC LLC:
Series 2013-1A:
Class A, 1.65% 7/17/17 (g)		743,465	744,499
Class B, 2.75% 11/15/18 (g)		6,690,000	6,782,670
Series 2013-2A Class A, 1.75% 11/15/17 (g)		5,447,533	5,467,286
Colony American Homes Series 2014-2A Class A, 1.1035% 7/17/31 (g)(m)		8,854,276	8,736,198
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4053% 3/25/32 (MGIC Investment Corp. Insured) (m)		3,192	2,795
Series 2004-3 Class M4, 1.6103% 4/25/34 (m)		76,951	54,376
Series 2004-4 Class M2, 0.9503% 6/25/34 (m)		143,413	132,087
Series 2004-7 Class AF5, 5.868% 1/25/35		3,726,444	3,819,208
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		416,974	407,387
Fannie Mae Series 2004-T5 Class AB3, 0.9166% 5/28/35 (m)		38,916	36,325
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (m)		290,872	259,239
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9803% 3/25/34 (m)		14,480	12,956
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17		24,110,000	24,135,557
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8903% 1/25/35 (m)		948,695	770,098
Class M4, 1.1753% 1/25/35 (m)		347,133	204,188
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6129% 2/25/47 (g)(m)		1,799,507	1,543,948
GE Business Loan Trust:
Series 2003-1 Class A, 0.5847% 4/15/31 (g)(m)		50,498	48,497
Series 2006-2A:
Class A, 0.3347% 11/15/34 (g)(m)		1,131,525	1,076,629
Asset-Backed Securities - continued
		Principal Amount (d)	Value
GE Business Loan Trust: - continued
Series 2006-2A:
Class B, 0.4347% 11/15/34 (g)(m)		$ 408,741	$ 376,754
Class C, 0.5347% 11/15/34 (g)(m)		679,311	594,505
Class D, 0.9047% 11/15/34 (g)(m)		257,956	222,245
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (g)		215,708	8,867
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8053% 9/25/46 (g)(m)		250,000	238,750
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4753% 8/25/33 (m)		289,891	274,120
Series 2003-3 Class M1, 1.4453% 8/25/33 (m)		497,765	479,981
Series 2003-5 Class A2, 0.8553% 12/25/33 (m)		32,929	31,033
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3453% 1/25/37 (m)		1,522,035	974,957
Invitation Homes Trust:
Series 2013-SFR1 Class F, 3.9% 12/17/30 (g)(m)		590,000	559,253
Series 2014-SFR1 Class A, 1.154% 6/17/31 (g)(m)		26,000,000	25,681,952
Series 2014-SFR3 Class E, 4.653% 12/17/31 (g)(m)		206,000	202,377
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.452% 7/25/36 (m)		204,000	86,820
Series 2007-CH1:
Class AF3, 5.532% 11/25/36		16,618,724	16,949,932
Class AV4, 0.282% 11/25/36 (m)		877,787	869,343
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5636% 12/27/29 (m)		224,466	223,466
Series 2006-A Class 2C, 1.3836% 3/27/42 (m)		3,243,000	554,683
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3153% 11/25/36 (m)		4,802,397	2,119,527
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.5853% 5/25/46 (g)(m)		250,000	235,025
MASTR Asset Backed Securities Trust:
Series 2006-NC1 Class A3, 0.3453% 1/25/36 (m)		4,664,344	4,624,517
Series 2007-HE1 Class M1, 0.4553% 5/25/37 (m)		462,694	5,109
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9053% 7/25/34 (m)		127,749	98,861
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1303% 7/25/34 (m)		461,071	420,393
Series 2006-FM1 Class A2B, 0.262% 4/25/37 (m)		658,998	599,636
Series 2006-OPT1 Class A1A, 0.6753% 6/25/35 (m)		1,942,210	1,851,175
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A2, 0.4453% 2/25/47 (g)(m)		591,231	573,908
Class H, 1.6253% 2/25/47 (g)(m)		250,000	213,125
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8353% 8/25/34 (m)		$ 57,368	$ 52,802
Series 2004-NC6 Class M3, 2.3303% 7/25/34 (m)		17,663	14,823
Series 2004-NC8 Class M6, 2.0303% 9/25/34 (m)		20,504	17,654
Series 2005-NC1 Class M1, 0.8153% 1/25/35 (m)		373,388	351,519
Series 2005-NC2 Class B1, 1.9103% 3/25/35 (m)		243,844	7,146
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (g)		64,212	65,496
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6653% 9/25/35 (m)		1,426,957	1,228,060
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0303% 9/25/34 (m)		532,896	475,591
Class M4, 2.3303% 9/25/34 (m)		683,353	427,405
Series 2005-WCH1 Class M4, 0.9853% 1/25/36 (m)		1,475,804	1,271,662
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1053% 9/25/46 (g)(m)		250,000	63,125
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9553% 4/25/33 (m)		5,108	4,741
Santander Drive Auto Receivables Trust Series 2014-4 Class C, 2.6% 11/16/20		7,985,000	8,063,349
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.947% 3/25/35 (m)		917,416	834,288
Silver Bay Realty 2014-1 Trust Series 2014-1 Class A, 1.1535% 9/17/31 (g)(m)		2,987,505	2,946,385
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1841% 6/15/33 (m)		844,547	815,746
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (g)		4,201,292	4,200,031
Stanwich Mortgage Loan Trust Series 2013-NPL1 Class A, 2.9814% 2/16/43 (g)		5,295,007	5,288,388
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8803% 9/25/34 (m)		46,553	37,778
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0153% 9/25/34 (m)		28,819	25,658
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7912% 4/6/42 (g)(m)		2,683,017	1,395,169
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1, 3.125% 6/25/54 (g)		1,086,792	1,085,362
Vericrest Opportunity Loan Trust:
Series 2014-NPL2 Class A1, 3.625% 11/25/53 (g)		13,635,334	13,685,012
Series 2014-NPL3 Class A1, 4.25% 4/25/53 (g)		7,061,824	7,083,176
Series 2014-NPL7 Class A1, 3.125% 8/27/57 (g)		13,000,000	12,983,529
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7341% 9/25/26 (g)(m)		$ 400,000	$ 293,200
Series 2006-1A:
Class D, 0.8641% 9/25/26 (g)(m)		247,048	244,750
Class E, 0.9641% 9/25/26 (g)(m)		250,000	242,575
Class F, 1.3841% 9/25/26 (g)(m)		549,000	522,923
Class G, 1.5841% 9/25/26 (g)(m)		336,000	317,755
Class H, 1.8841% 9/25/26 (g)(m)		250,000	234,425
Class K, 3.4841% 9/25/26 (g)(m)		250,000	232,825
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0336% 10/25/44 (g)(m)		1,789,540	1,804,251
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5511% 11/21/40 (g)(m)		253,765	249,325
Class D, 1.0811% 11/21/40 (g)(m)		305,000	246,440
TOTAL ASSET-BACKED SECURITIES (Cost $222,846,349)			233,446,166
Collateralized Mortgage Obligations - 2.6%

Private Sponsor - 0.7%
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 6A1, 0.3016% 1/26/37 (g)(m)		77,770	77,301
BCAP LLC Trust sequential payer Series 2013-RR3 Class 2A1, 2.2913% 2/26/37 (g)(m)		7,378,292	7,326,850
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7153% 1/25/35 (m)		1,301,969	1,291,455
CAM Mortgage Trust Series 2014-2 Class A, 2.6% 5/15/48 (g)		2,108,114	2,097,277
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (g)(m)		15,151,793	15,377,338
Countrywide Home Loans, Inc. Series 2003-35 Class B, 4.6886% 9/25/18 (m)		30,246	712
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 0.9875% 10/26/37 (g)(m)		1,080,462	1,055,745
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-17 Class B4, 5.4439% 6/25/33 (m)		122,518	159
CSMC Series 2014-3R Class 2A1, 0.855% 5/27/37 (g)(m)		2,568,052	2,436,234
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5636% 10/25/34 (m)		706,011	706,631
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3577% 12/25/46 (g)(m)		910,000	1,013,108
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
FREMF Mortgage Trust: - continued
Series 2010-K7 Class B, 5.4347% 4/25/20 (g)(m)		$ 1,000,000	$ 1,119,974
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (g)		7,833	1,123
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.255% 12/20/54 (m)		205,017	201,942
Series 2006-1A Class C2, 1.355% 12/20/54 (g)(m)		6,523,000	6,421,894
Series 2006-2 Class C1, 1.095% 12/20/54 (m)		21,543,000	21,112,140
Series 2006-3 Class C2, 1.155% 12/20/54 (m)		1,124,000	1,104,892
Series 2006-4:
Class C1, 0.915% 12/20/54 (m)		2,767,000	2,674,306
Class M1, 0.495% 12/20/54 (m)		1,190,000	1,151,325
Series 2007-1:
Class 1C1, 0.755% 12/20/54 (m)		2,234,000	2,134,587
Class 1M1, 0.455% 12/20/54 (m)		1,493,000	1,440,745
Class 2C1, 1.015% 12/20/54 (m)		1,015,000	992,670
Class 2M1, 0.655% 12/20/54 (m)		1,917,000	1,864,283
Series 2007-2 Class 2C1, 1.0147% 12/17/54 (m)		2,654,000	2,595,612
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6808% 1/20/44 (m)		430,241	437,028
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.1591% 3/25/37 (m)		1,322,386	1,275,106
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4665% 8/25/36 (m)		1,449,369	1,235,743
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3653% 5/25/47 (m)		1,557,756	1,413,817
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3253% 2/25/37 (m)		4,000,074	3,671,023
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		159,116	165,536
Oak Hill Advisors Residential Loan Trust Series 2014-NPL2 Class A1, 3.475% 4/25/54 (g)		10,000,000	10,002,699
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4453% 7/25/35 (m)		1,268,843	1,210,689
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5055% 6/10/35 (g)(m)		497,116	454,282
Class B6, 3.0055% 6/10/35 (g)(m)		110,839	102,623
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (m)		25,378	24,287
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5123% 4/25/33 (m)		206,906	206,421
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 2.6154% 1/25/35 (m)		$ 3,713,222	$ 3,753,342
Series 2005-AR10 Class 2A15, 2.6142% 6/25/35 (m)		19,024,606	19,339,083
Series 2005-AR2 Class 1A2, 2.6153% 3/25/35 (m)		2,211,659	2,037,544
TOTAL PRIVATE SPONSOR			119,527,526
U.S. Government Agency - 1.9%
Fannie Mae:
floater:
Series 2002-18 Class FD, 0.9553% 2/25/32 (m)		41,378	41,990
Series 2002-39 Class FD, 1.153% 3/18/32 (m)		63,968	65,230
Series 2002-60 Class FV, 1.1553% 4/25/32 (m)		84,060	85,950
Series 2002-63 Class FN, 1.1553% 10/25/32 (m)		114,979	117,430
Series 2002-7 Class FC, 0.9053% 1/25/32 (m)		44,208	45,173
Series 2002-94 Class FB, 0.5553% 1/25/18 (m)		77,386	77,667
Series 2003-118 Class S, 7.9448% 12/25/33 (m)(o)(q)		1,365,927	320,575
Series 2006-104 Class GI, 6.5248% 11/25/36 (m)(o)(q)		991,211	212,881
Series 2006-33 Class CF, 0.4553% 5/25/36 (m)		864,583	867,415
Series 2007-57 Class FA, 0.3853% 6/25/37 (m)		1,060,662	1,059,605
Series 2008-76 Class EF, 0.6553% 9/25/23 (m)		666,580	669,026
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		64,817	71,721
Series 1993-207 Class H, 6.5% 11/25/23		802,267	902,319
Series 1994-23 Class PZ, 6% 2/25/24		2,201,183	2,434,329
Series 1996-28 Class PK, 6.5% 7/25/25		264,501	297,631
Series 1999-17 Class PG, 6% 4/25/29		713,326	787,129
Series 1999-32 Class PL, 6% 7/25/29		622,309	688,366
Series 1999-33 Class PK, 6% 7/25/29		361,747	401,004
Series 2001-52 Class YZ, 6.5% 10/25/31		43,027	48,963
Series 2002-9 Class PC, 6% 3/25/17		53,758	56,026
Series 2003-28 Class KG, 5.5% 4/25/23		488,330	536,831
Series 2004-21 Class QE, 4.5% 11/25/32		96,002	100,042
Series 2005-102 Class CO, 11/25/35 (p)		367,369	343,263
Series 2005-73 Class SA, 17.1464% 8/25/35 (m)(q)		227,164	276,963
Series 2005-81 Class PC, 5.5% 9/25/35		427,876	500,721
Series 2006-105 Class MD, 5.5% 6/25/35		705,609	726,601
Series 2006-12 Class BO, 10/25/35 (p)		1,601,164	1,510,803
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2006-37 Class OW, 5/25/36 (p)		$ 227,267	$ 208,733
Series 2006-45 Class OP, 6/25/36 (p)		503,541	460,288
Series 2006-62 Class KP, 4/25/36 (p)		715,055	636,435
Series 2011-117 Class PF, 0.5053% 7/25/39 (m)		3,234,840	3,249,646
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		135,399	159,371
Series 1999-25 Class Z, 6% 6/25/29		531,761	602,514
Series 2001-20 Class Z, 6% 5/25/31		686,179	758,391
Series 2001-31 Class ZC, 6.5% 7/25/31		365,764	422,088
Series 2002-16 Class ZD, 6.5% 4/25/32		193,761	224,776
Series 2002-74 Class SV, 7.3948% 11/25/32 (m)(o)		809,789	155,274
Series 2002-79 Class Z, 5.5% 11/25/22		971,267	1,086,767
Series 2010-50 Class FA, 0.5053% 1/25/24 (m)		91,345	91,354
Series 2012-67 Class AI, 4.5% 7/25/27 (o)		5,033,331	718,581
Series 06-116 Class SG, 6.4848% 12/25/36 (m)(o)(q)		681,607	114,883
Series 07-40 Class SE, 6.2848% 5/25/37 (m)(o)(q)		444,041	63,908
Series 1993-165 Class SH, 19.3607% 9/25/23 (m)(q)		32,125	42,232
Series 2003-21 Class SK, 7.9448% 3/25/33 (m)(o)(q)		123,683	29,108
Series 2003-35 Class TQ, 7.3448% 5/25/18 (m)(o)(q)		75,370	6,110
Series 2005-72 Class ZC, 5.5% 8/25/35		3,791,070	4,273,845
Series 2007-57 Class SA, 39.6885% 6/25/37 (m)(q)		317,512	611,226
Series 2007-66:
Class FB, 0.5553% 7/25/37 (m)		1,295,999	1,305,768
Class SA, 38.6685% 7/25/37 (m)(q)		480,797	977,396
Class SB, 38.6685% 7/25/37 (m)(q)		216,000	414,151
Series 2008-12 Class SG, 6.1948% 3/25/38 (m)(o)(q)		2,959,897	477,053
Series 2009-114 Class AI, 5% 12/25/23 (o)		709,569	39,385
Series 2009-16 Class SA, 6.0948% 3/25/24 (m)(o)(q)		516,866	27,899
Series 2009-76 Class MI, 5.5% 9/25/24 (o)		348,953	20,391
Series 2009-85 Class IB, 4.5% 8/25/24 (o)		332,143	27,020
Series 2009-93 Class IC, 4.5% 9/25/24 (o)		493,735	38,835
Series 2010-112 Class SG, 6.2048% 6/25/21 (m)(o)(q)		459,735	39,830
Series 2010-12 Class AI, 5% 12/25/18 (o)		1,370,557	90,231
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-135 Class LS, 5.8948% 12/25/40 (m)(o)(q)		$ 2,593,655	$ 440,780
Series 2010-139 Class NI, 4.5% 2/25/40 (o)		2,628,334	415,353
Series 2010-17 Class DI, 4.5% 6/25/21 (o)		337,899	21,717
Series 2010-23:
Class AI, 5% 12/25/18 (o)		598,325	37,294
Class HI, 4.5% 10/25/18 (o)		384,278	23,662
Series 2010-29 Class LI, 4.5% 6/25/19 (o)		1,250,239	74,249
Series 2010-97 Class CI, 4.5% 8/25/25 (o)		1,062,136	85,979
Series 2011-39 Class ZA, 6% 11/25/32		1,728,459	1,945,376
Series 2011-67 Class AI, 4% 7/25/26 (o)		802,700	93,029
Series 2011-83 Class DI, 6% 9/25/26 (o)		1,353,760	204,539
Series 2012-9 Class CS, 6.3948% 2/25/42 (m)(o)(q)		8,350,693	1,194,285
Series 2013-N1 Class A, 6.5648% 6/25/35 (m)(o)(q)		1,963,917	356,903
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (o)		222,681	14,014
Class 5, 5.5% 7/25/33 (o)		395,020	71,209
Series 343 Class 16, 5.5% 5/25/34 (o)		316,015	59,780
Series 348 Class 14, 6.5% 8/25/34 (m)(o)		221,685	44,196
Series 351:
Class 12, 5.5% 4/25/34 (m)(o)		152,960	26,529
Class 13, 6% 3/25/34 (o)		202,725	40,742
Series 359 Class 19, 6% 7/25/35 (m)(o)		149,236	31,675
Series 384 Class 6, 5% 7/25/37 (o)		1,933,590	304,690
Freddie Mac:
floater:
Series 2412 Class FK, 0.9547% 1/15/32 (m)		33,694	34,158
Series 2423 Class FA, 1.0547% 3/15/32 (m)		48,513	49,404
Series 2424 Class FM, 1.1547% 3/15/32 (m)		58,236	59,477
Series 2432:
Class FE, 1.0547% 6/15/31 (m)		82,370	83,940
Class FG, 1.0547% 3/15/32 (m)		28,428	28,931
floater planned amortization class Series 3153 Class FX, 0.5047% 5/15/36 (m)		1,795,410	1,802,569
floater target amortization class Series 3366 Class FD, 0.4047% 5/15/37 (m)		2,076,783	2,074,320
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (p)		1,275,471	1,201,039
Series 2095 Class PE, 6% 11/15/28		743,833	825,614
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		$ 65,456	$ 72,297
Series 2121 Class MG, 6% 2/15/29		306,996	339,640
Series 2131 Class BG, 6% 3/15/29		2,083,481	2,310,814
Series 2137 Class PG, 6% 3/15/29		319,522	353,678
Series 2154 Class PT, 6% 5/15/29		484,716	535,942
Series 2162 Class PH, 6% 6/15/29		128,584	141,789
Series 2425 Class JH, 6% 3/15/17		77,635	81,112
Series 2520 Class BE, 6% 11/15/32		700,673	775,564
Series 2585 Class KS, 7.4453% 3/15/23 (m)(o)(q)		51,623	8,151
Series 2590 Class YR, 5.5% 9/15/32 (o)		285	0
Series 2693 Class MD, 5.5% 10/15/33		8,140,507	9,158,654
Series 2802 Class OB, 6% 5/15/34		1,480,117	1,657,283
Series 2937 Class KC, 4.5% 2/15/20		2,123,481	2,241,855
Series 2962 Class BE, 4.5% 4/15/20		2,029,485	2,159,068
Series 3002 Class NE, 5% 7/15/35		1,763,898	1,963,556
Series 3110 Class OP, 9/15/35 (p)		939,593	881,058
Series 3119 Class PO, 2/15/36 (p)		1,381,712	1,229,456
Series 3121 Class KO, 3/15/36 (p)		306,692	279,122
Series 3123 Class LO, 3/15/36 (p)		865,863	768,521
Series 3145 Class GO, 4/15/36 (p)		787,179	723,456
Series 3189 Class PD, 6% 7/15/36		1,514,483	1,751,039
Series 3225 Class EO, 10/15/36 (p)		547,272	494,553
Series 3258 Class PM, 5.5% 12/15/36		821,347	926,891
Series 3415 Class PC, 5% 12/15/37		802,719	867,408
Series 3786 Class HI, 4% 3/15/38 (o)		2,252,849	331,290
Series 3806 Class UP, 4.5% 2/15/41		4,191,790	4,558,665
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,714,763
sequential payer:
Series 2135 Class JE, 6% 3/15/29		142,776	157,832
Series 2274 Class ZM, 6.5% 1/15/31		152,278	175,663
Series 2281 Class ZB, 6% 3/15/30		398,278	438,753
Series 2303 Class ZV, 6% 4/15/31		164,545	182,512
Series 2357 Class ZB, 6.5% 9/15/31		1,169,051	1,361,549
Series 2502 Class ZC, 6% 9/15/32		354,208	394,005
Series 2519 Class ZD, 5.5% 11/15/32		684,678	749,631
Series 2546 Class MJ, 5.5% 3/15/23		312,517	336,805
Series 2601 Class TB, 5.5% 4/15/23		145,886	162,999
Series 2998 Class LY, 5.5% 7/15/25		381,080	421,349
Series 3859 Class JB, 5% 5/15/41		6,812,623	7,692,368
Series 4302 Class DA, 3% 7/15/39		21,046,873	21,685,477
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
Series 06-3115 Class SM, 6.4453% 2/15/36 (m)(o)(q)		$ 557,176	$ 99,149
Series 2013-4281 Class AI, 4% 12/15/28 (o)		9,025,485	1,069,379
Series 2844:
Class SC, 45.7945% 8/15/24 (m)(q)		19,773	36,530
Class SD, 84.4389% 8/15/24 (m)(q)		29,089	73,276
Series 2935 Class ZK, 5.5% 2/15/35		5,125,856	5,890,602
Series 2947 Class XZ, 6% 3/15/35		1,805,443	2,046,584
Series 3055 Class CS, 6.4353% 10/15/35 (m)(o)		820,801	114,468
Series 3244 Class SG, 6.5053% 11/15/36 (m)(o)(q)		1,759,278	318,628
Series 3274 Class SM, 6.2753% 2/15/37 (m)(o)		962,687	129,922
Series 3284 Class CI, 5.9653% 3/15/37 (m)(o)		4,301,433	759,730
Series 3287 Class SD, 6.5953% 3/15/37 (m)(o)(q)		2,798,214	599,004
Series 3297 Class BI, 6.6053% 4/15/37 (m)(o)(q)		3,986,192	740,217
Series 3336 Class LI, 6.4253% 6/15/37 (m)(o)		1,557,081	240,543
Series 3772 Class BI, 4.5% 10/15/18 (o)		1,430,070	84,179
Series 3949 Class MK, 4.5% 10/15/34		1,457,214	1,585,471
Series 4181 Class LA, 3% 3/15/37		3,776,435	3,921,853
target amortization class Series 2156 Class TC, 6.25% 5/15/29		436,422	483,460
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.0547% 2/15/24 (m)		168,521	170,775
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		338,702	374,621
Series 2056 Class Z, 6% 5/15/28		570,947	631,895
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.5353% 6/16/37 (m)(o)(q)		775,270	140,904
Series 2010-H03 Class FA, 0.706% 3/20/60 (m)(r)		7,721,303	7,735,270
Series 2010-H17 Class FA, 0.482% 7/20/60 (m)(r)		875,861	871,719
Series 2010-H18 Class AF, 0.452% 9/20/60 (m)(r)		997,076	991,660
Series 2010-H19 Class FG, 0.452% 8/20/60 (m)(r)		1,252,073	1,245,531
Series 2010-H27 Series FA, 0.5352% 12/20/60 (m)(r)		2,003,126	1,998,585
Series 2011-H05 Class FA, 0.6552% 12/20/60 (m)(r)		3,295,613	3,305,477
Series 2011-H07 Class FA, 0.6552% 2/20/61 (m)(r)		6,044,394	6,042,018
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2011-H12 Class FA, 0.6452% 2/20/61 (m)(r)		$ 8,214,008	$ 8,235,439
Series 2011-H13 Class FA, 0.6552% 4/20/61 (m)(r)		3,190,916	3,200,540
Series 2011-H14:
Class FB, 0.6552% 5/20/61 (m)(r)		3,664,773	3,659,466
Class FC, 0.6552% 5/20/61 (m)(r)		3,392,850	3,388,076
Series 2011-H17 Class FA, 0.6852% 6/20/61 (m)(r)		4,494,750	4,514,060
Series 2011-H21 Class FA, 0.7552% 10/20/61 (m)(r)		8,663,286	8,722,950
Series 2012-H01 Class FA, 0.8552% 11/20/61 (m)(r)		4,160,708	4,206,875
Series 2012-H03 Class FA, 0.8552% 1/20/62 (m)(r)		2,616,752	2,645,816
Series 2012-H06 Class FA, 0.7852% 1/20/62 (m)(r)		4,003,238	4,036,001
Series 2012-H07 Class FA, 0.7852% 3/20/62 (m)(r)		2,462,272	2,481,658
Series 2012-H23 Class WA, 0.672% 10/20/62 (m)(r)		2,082,092	2,081,170
Series 2012-H26, Class CA, 0.682% 7/20/60 (m)(r)		9,220,500	9,266,326
Series 2013-H07 Class BA, 0.512% 3/20/63 (m)(r)		3,220,623	3,197,528
Series 2014-H03 Class FA, 0.752% 1/20/64 (m)(r)		3,802,358	3,836,477
Series 2014-H05 Class FB, 0.752% 12/20/63 (m)(r)		8,971,749	8,993,694
Series 2014-H11 Class BA, 0.652% 6/20/64 (m)(r)		15,373,879	15,416,695
Series 2014-H20 Class BF, 0.652% 9/20/64 (m)(r)		48,638,142	48,674,037
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		674,155	753,301
Series 1997-8 Class PE, 7.5% 5/16/27		280,653	330,345
Series 2011-136 Class WI, 4.5% 5/20/40 (o)		1,722,120	281,497
sequential payer Series 2004-24 Class ZM, 5% 4/20/34		2,598,407	2,937,099
Series 2004-32 Class GS, 6.3453% 5/16/34 (m)(o)(q)		402,208	80,627
Series 2004-73 Class AL, 7.0453% 8/17/34 (m)(o)(q)		475,187	107,037
Series 2007-35 Class SC, 39.2718% 6/16/37 (m)(q)		34,216	67,193
Series 2010-H10 Class FA, 0.486% 5/20/60 (m)(r)		2,664,697	2,653,833
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2012-76 Class GS, 6.5453% 6/16/42 (m)(o)(q)		$ 1,661,438	$ 260,667
Series 2012-97 Class JS, 6.0953% 8/16/42 (m)(o)(q)		5,257,020	877,417
Series 2013-124:
Class ES, 8.46% 4/20/39 (m)(q)		4,142,567	4,781,895
Class ST, 8.5933% 8/20/39 (m)(q)		7,781,810	9,141,723
TOTAL U.S. GOVERNMENT AGENCY			313,880,056
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $398,821,786)			433,407,582
Commercial Mortgage Securities - 6.2%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (s)		122,430	122,430
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (g)		180,000	207,454
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	126,660
Series 1997-D5 Class PS1, 1.4258% 2/14/43 (m)(o)		572,378	11,329
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (g)(m)		1,500,000	1,470,727
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (m)		530,000	538,355
Series 2006-2:
Class A4, 5.7304% 5/10/45 (m)		13,621,600	14,282,697
Class AAB, 5.7124% 5/10/45 (m)		380,026	383,884
Series 2006-3 Class A4, 5.889% 7/10/44		5,441,924	5,755,977
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,071,752
Series 2006-5 Class A2, 5.317% 9/10/47		2,630,057	2,630,641
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,871,616
Series 2006-4 Class A1A, 5.617% 7/10/46 (m)		26,832,588	28,592,779
Series 2004-1 Class F, 5.279% 11/10/39 (g)		185,000	186,194
Series 2004-5 Class G, 5.5435% 11/10/41 (g)(m)		195,000	195,429
Series 2005-1 Class CJ, 5.281% 11/10/42 (m)		550,000	554,106
Series 2005-3 Class A3B, 5.09% 7/10/43 (m)		5,908,000	5,998,215
Series 2005-5 Class D, 5.2141% 10/10/45 (m)		1,180,000	1,190,600
Series 2005-6 Class AJ, 5.1764% 9/10/47 (m)		300,000	311,114
Series 2006-6 Class E, 5.619% 10/10/45 (g)		1,098,000	136,533
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Commercial Mortgage Trust: - continued
Series 2007-3:
Class A3, 5.5632% 6/10/49 (m)		$ 2,282,479	$ 2,293,004
Class A4, 5.5632% 6/10/49 (m)		3,965,000	4,290,701
Series 2008-1 Class D, 6.2875% 2/10/51 (g)(m)		125,000	101,327
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		7,053,235	7,600,213
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1547% 3/15/22 (g)(m)		77,611	77,701
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4303% 12/25/33 (g)(m)		38,556	34,712
Series 2005-4A:
Class A2, 0.5453% 1/25/36 (g)(m)		895,089	778,332
Class B1, 1.5553% 1/25/36 (g)(m)		36,367	7,235
Class M1, 0.6053% 1/25/36 (g)(m)		288,738	169,737
Class M2, 0.6253% 1/25/36 (g)(m)		86,622	48,947
Class M3, 0.6553% 1/25/36 (g)(m)		126,504	68,030
Class M4, 0.7653% 1/25/36 (g)(m)		69,964	36,493
Class M5, 0.8053% 1/25/36 (g)(m)		69,964	27,799
Class M6, 0.8553% 1/25/36 (g)(m)		74,309	22,859
Series 2006-3A Class M4, 0.5853% 10/25/36 (g)(m)		50,897	5,499
Series 2007-1 Class A2, 0.4253% 3/25/37 (g)(m)		603,030	493,932
Series 2007-2A:
Class A1, 0.4253% 7/25/37 (g)(m)		622,363	528,512
Class A2, 0.4753% 7/25/37 (g)(m)		581,514	458,487
Class M1, 0.5253% 7/25/37 (g)(m)		204,195	61,155
Class M2, 0.5653% 7/25/37 (g)(m)		111,581	13,772
Class M3, 0.6453% 7/25/37 (g)(m)		96,494	6,529
Series 2007-3:
Class A2, 0.4453% 7/25/37 (g)(m)		555,985	463,537
Class M1, 0.4653% 7/25/37 (g)(m)		120,755	90,872
Class M2, 0.4953% 7/25/37 (g)(m)		129,427	74,268
Class M3, 0.5253% 7/25/37 (g)(m)		203,945	77,306
Class M4, 0.6553% 7/25/37 (g)(m)		320,224	104,214
Class M5, 0.7553% 7/25/37 (g)(m)		158,354	28,038
Series 2007-4A:
Class M1, 1.102% 9/25/37 (g)(m)		243,832	42,779
Class M2, 1.202% 9/25/37 (g)(m)		120,065	12,276
Series 2006-3A, Class IO, 0% 10/25/36 (g)(m)(o)		5,938,502	0
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(m)(o)		$ 5,633,150	$ 167,285
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4349% 3/11/39 (m)		450,000	464,800
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7047% 3/15/22 (g)(m)		177,782	178,216
Class J, 0.8547% 3/15/22 (g)(m)		655,330	649,598
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	641,962
Series 2006-T22 Class AJ, 5.5572% 4/12/38 (m)		400,000	419,586
Series 2007-PW16 Class A4, 5.707% 6/11/40 (m)		1,112,000	1,213,302
Series 1999-C1 Class I, 5.64% 2/14/31 (g)		128,733	127,621
Series 2006-T22:
Class A4, 5.5572% 4/12/38 (m)		224,729	234,069
Class B, 5.5572% 4/12/38 (g)(m)		200,000	212,590
Series 2007-BBA8:
Class K, 1.3547% 3/15/22 (g)(m)		120,000	115,324
Class L, 2.0547% 3/15/22 (g)(m)		253,498	232,948
Series 2007-PW18 Class X2, 0.2883% 6/11/50 (g)(m)(o)		96,524,546	365,249
Series 2007-T28 Class X2, 0.1356% 9/11/42 (g)(m)(o)		54,532,420	92,378
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (g)		575,066	611,697
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.1886% 8/15/29 (g)(m)		496,000	468,783
Series 2014-CLMZ Class M, 5.8825% 8/15/29 (g)(m)		1,288,000	1,282,261
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9047% 8/15/26 (g)(m)		700,000	700,870
C-BASS Trust floater Series 2006-SC1 Class A, 0.422% 5/25/36 (g)(m)		417,486	397,829
Carefree Portfolio Trust 2014-Car floater Series 2014-CMZB Class MZB, 7.8759% 11/15/29 (e)(g)		1,000,000	995,035
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4532% 5/15/35 (g)(m)(o)		3,165,258	10,483
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 1.55% 12/15/16 (g)(m)		26,000,000	26,000,000
Class DPA, 2.8% 12/15/16 (g)(m)		6,164,000	6,164,000
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5589% 12/15/47 (g)(m)		750,000	860,370
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.6437% 6/15/31 (g)(m)		$ 511,000	$ 484,786
Class YTC3, 2.6437% 6/15/31 (g)(m)		184,000	171,010
Series 2014-FL1, 2.6437% 6/15/31 (g)(m)		511,000	493,575
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (g)		800,000	858,014
Series 1998-2 Class J, 6.39% 11/18/30 (g)		487,111	390,451
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1063% 9/10/46 (g)(m)		1,010,000	1,004,267
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48		6,539,247	6,906,753
Series 2007-CD4:
Class A3, 5.293% 12/11/49		172,969	174,062
Class A4, 5.322% 12/11/49		31,258,000	33,305,149
Series 2005-CD1 Class AJ, 5.2258% 7/15/44 (m)		500,000	515,217
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(m)	CAD	138,000	117,772
Class G, 5.01% 5/15/44 (g)(m)	CAD	30,000	24,949
Class H, 5.01% 5/15/44 (g)(m)	CAD	20,000	16,102
Class J, 5.01% 5/15/44 (g)(m)	CAD	20,000	15,280
Class K, 5.01% 5/15/44 (g)(m)	CAD	10,000	7,444
Class L, 5.01% 5/15/44 (g)(m)	CAD	36,000	25,454
Class M, 5.01% 5/15/44 (g)(m)	CAD	165,000	108,119
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)		2,125,000	2,035,310
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.3033% 8/13/27 (g)(m)		735,000	728,594
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (g)		1,410,000	1,129,572
Series 2012-CR5 Class D, 4.3354% 12/10/45 (g)(m)		740,000	762,772
Series 2013-CR10:
Class C, 4.958% 8/10/46 (g)(m)		270,000	287,094
Class D, 4.958% 8/10/46 (g)(m)		790,000	771,021
Series 2013-CR12 Class D, 5.0855% 10/10/46 (g)(m)		1,176,000	1,159,140
Series 2013-CR9:
Class C, 4.2596% 7/10/45 (g)(m)		525,000	540,476
Class D, 4.2596% 7/10/45 (g)(m)		756,000	716,172
Series 2013-LC6 Class D, 4.2882% 1/10/46 (g)(m)		1,109,000	1,062,721
Series 2014-CR15 Class D, 4.7677% 2/10/47 (g)(m)		258,000	253,531
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM Mortgage Trust: - continued
Series 2014-CR17 Class D, 4.7998% 5/10/47 (g)(m)		$ 567,000	$ 547,507
Series 2014-UBS2 Class D, 5.0157% 3/10/47 (g)(m)		844,000	812,248
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0047% 4/15/17 (g)(m)		126,140	126,461
sequential payer Series 2006-C7 Class A1A, 5.7449% 6/10/46 (m)		3,265,854	3,448,213
Series 2001-J2A Class F, 7.142% 7/16/34 (g)(m)		199,000	219,986
Series 2005-LP5 Class F, 5.4566% 5/10/43 (g)(m)		1,290,000	1,324,388
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (g)		1,635,848	1,572,221
Commercial Mortgage Asset Trust Series 1999-C2 Class G, 6% 11/17/32		302,000	336,663
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.246% 6/10/44 (m)		905,000	915,975
Series 2005-C6 Class AJ, 5.209% 6/10/44 (m)		1,260,000	1,290,374
Series 2012-CR1:
Class C, 5.36% 5/15/45 (m)		850,000	942,585
Class D, 5.36% 5/15/45 (g)(m)		1,510,000	1,585,005
Series 2012-CR2:
Class E, 4.8575% 8/15/45 (g)(m)		1,727,000	1,761,682
Class F, 4.25% 8/15/45 (g)		1,418,000	1,237,033
Series 2012-LC4:
Class C, 5.647% 12/10/44 (m)		260,000	292,796
Class D, 5.647% 12/10/44 (g)(m)		870,000	928,423
Series 2014-CR2 Class G, 4.25% 8/15/45 (g)		403,000	304,009
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (m)		27,691	27,597
Series 2007-C3 Class A4, 5.7023% 6/15/39 (m)		18,053,875	19,415,624
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)		1,722,000	1,871,676
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5047% 4/15/22 (g)(m)		6,783,000	6,701,780
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (g)		1,489,082	1,614,272
Class H, 6% 5/17/40 (g)		90,316	74,096
Series 1998-C2:
Class F, 6.75% 11/15/30 (g)		763,524	791,401
Class G, 6.75% 11/15/30 (g)		180,000	195,445
Series 2001-CK6 Class AX, 1.2117% 8/15/36 (m)(o)		39,297	4
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2001-CKN5 Class AX, 0% 9/15/34 (g)(m)(o)		$ 6,145	$ 0
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (g)(m)		151,485	152,821
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class F, 0.4747% 2/15/22 (g)(m)		52,894	52,685
Class L, 2.0547% 2/15/22 (g)(m)		99,364	18,930
Series 2007-C1 Class B, 5.487% 2/15/40 (g)(m)		2,907,000	315,991
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5573% 11/10/46 (g)(m)		500,000	559,469
Class E, 5.5573% 11/10/46 (g)(m)		870,000	948,773
Class F, 5.5573% 11/10/46 (g)(m)		1,560,000	1,519,404
Class G, 4.652% 11/10/46 (g)		1,654,000	1,437,829
Class XB, 0.2465% 11/10/46 (g)(m)(o)		20,920,000	365,138
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		5,660	5,656
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (g)		1,000,000	1,019,210
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (g)(m)		328,239	331,313
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (g)		200,000	229,495
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5053% 4/25/19 (m)		2,838,147	2,839,654
pass-thru certificates:
Series K011 Class X3, 2.5752% 12/25/43 (m)(o)		1,640,000	219,074
Series K012 Class X3, 2.288% 1/25/41 (m)(o)		1,800,000	215,514
Series K013 Class X3, 2.7904% 1/25/43 (m)(o)		820,000	120,974
sequential payer:
Series K033 Class A2, 3.06% 7/25/23		23,417,768	24,211,216
Series K034 Class A2, 3.531% 7/25/23		17,648,185	18,873,004
Series K716 Class A2, 3.132% 6/25/21		3,482,713	3,652,004
Series KAIV Class X2, 3.6147% 6/25/46 (m)(o)		420,000	79,262
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1934% 9/25/45 (g)(m)		1,290,000	1,430,774
Series 2011-K10 Class B, 4.6154% 11/25/49 (g)(m)		240,000	258,893
Series 2011-K11 Class B, 4.4208% 12/25/48 (g)(m)		750,000	801,098
GCCFC Commercial Mortgage Trust Series 2005-GG3 Class B, 4.894% 8/10/42 (m)		680,000	682,518
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		$ 18,337,000	$ 19,629,575
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	339,672
Series 1997-C2 Class G, 6.75% 4/15/29 (m)		266,888	287,831
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	664,612
Series 1999-C3 Class K, 6.974% 8/15/36 (g)		5,875	5,751
Series 2000-C1 Class K, 7% 3/15/33		446	447
GP Portfolio Trust Series 2014-GPP:
Class D, 2.9033% 2/15/27 (g)(m)		291,000	291,278
Class E, 4.0033% 2/15/27 (g)(m)		142,000	142,135
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		18,170,000	19,477,422
Series 2006-GG7 Class A4, 5.8188% 7/10/38 (m)		42,724,432	44,937,814
GS Mortgage Securities Corp. II:
Series 2006-GG6 Class A4, 5.5518% 4/10/38 (m)		4,867,000	5,026,443
Series 2010-C1:
Class D, 6.023% 8/10/43 (g)(m)		1,255,000	1,384,084
Class E, 4% 8/10/43 (g)		1,240,000	1,125,719
Class X, 1.5043% 8/10/43 (g)(m)(o)		5,509,201	361,090
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1547% 7/15/31 (g)(m)		750,000	749,912
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (m)		8,819,062	9,394,708
Series 2010-C2:
Class D, 5.2229% 12/10/43 (g)(m)		720,000	761,281
Class XA, 0.6568% 12/10/43 (g)(m)(o)		5,382,522	54,127
Series 2011-GC5:
Class C, 5.3068% 8/10/44 (g)(m)		1,050,000	1,173,866
Class D, 5.3068% 8/10/44 (g)(m)		480,000	510,576
Class E, 5.3068% 8/10/44 (g)(m)		210,000	198,479
Class F, 4.5% 8/10/44 (g)		705,000	570,909
Series 2012-GC6 Class D, 5.6379% 1/10/45 (g)(m)		210,000	222,643
Series 2012-GC6I Class F, 5% 1/10/45 (m)		390,000	313,443
Series 2012-GCJ7:
Class C, 5.7228% 5/10/45 (m)		630,000	711,124
Class D, 5.7228% 5/10/45 (g)(m)		1,054,000	1,113,904
Class E, 5% 5/10/45 (g)		1,311,000	1,213,954
Series 2012-GCJ9:
Class D, 4.858% 11/10/45 (g)(m)		1,170,000	1,184,371
Class E, 4.8549% 11/10/45 (g)(m)		1,290,000	1,146,418
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Trust: - continued
Series 2013-GC12 Class D, 4.4784% 6/10/46 (g)(m)		$ 219,000	$ 209,699
Series 2013-GC13 Class D, 4.0711% 7/10/46 (g)(m)		1,092,000	1,012,590
Series 2013-GC16:
Class C, 5.314% 11/10/46 (m)		662,844	729,243
Class D, 5.323% 11/10/46 (g)(m)		967,000	970,414
Class F, 3.5% 11/10/46 (g)		430,000	322,616
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.4033% 7/15/29 (g)(m)		617,000	615,576
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (g)		2,450,000	2,494,384
Class DFX, 4.4065% 11/5/30 (g)		23,706,000	24,431,674
Class EFX, 5.2216% 11/5/30 (g)(m)		2,000,000	2,056,563
JPMBB Commercial Mortgage Securities Trust Series 2014-C22 Class D, 4.7138% 9/15/47 (g)		525,000	482,624
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (g)(m)		500,000	499,488
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (g)		440,000	482,847
Series 2003-C1:
Class D, 5.192% 1/12/37		54,318	54,393
Class F, 5.6559% 1/12/37 (g)(m)		250,000	251,427
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (g)(m)		380,000	465,421
Class D, 7.4453% 12/5/27 (g)(m)		1,885,000	2,281,747
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (g)		670,000	703,754
Series 2010-CNTR Class D, 6.1838% 8/5/32 (g)(m)		695,000	798,613
Series 2012-CBX:
Class C, 5.2406% 6/15/45 (m)		250,000	274,777
Class D, 5.2406% 6/16/45 (g)(m)		690,000	741,210
Class E, 5.2406% 6/15/45 (g)(m)		620,000	642,126
Class F, 4% 6/15/45 (g)		820,000	717,131
Class G 4% 6/15/45 (g)		1,079,000	816,914
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4347% 11/15/18 (g)(m)		157,462	155,855
Class F, 0.4847% 11/15/18 (g)(m)		380,931	370,333
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater:
Series 2006-FL2A:
Class G, 0.5147% 11/15/18 (g)(m)		$ 330,997	$ 319,354
Class H, 0.6547% 11/15/18 (g)(m)		254,476	243,960
Class J, 0.8047% 11/15/18 (g)(m)		257,928	242,513
Series 2013-JWMZ Class M, 6.1547% 4/15/18 (g)(m)		171,002	171,201
Series 2013-JWRZ Class E, 3.8947% 4/15/30 (g)(m)		482,000	483,106
Series 2014-BXH:
Class A, 1.0547% 4/15/27 (g)(m)		3,000,000	2,999,082
Class C, 1.8047% 4/15/27 (g)(m)		4,460,000	4,452,677
Class D, 2.4047% 4/15/27 (g)(m)		9,517,000	9,478,551
Series 2014-FBLU Class E, 3.655% 12/15/28 (g)(m)		1,038,000	1,036,088
Series 2014-INN:
Class E, 3.755% 6/15/29 (g)(m)		638,000	633,381
Class F, 4.155% 6/15/29 (g)(m)		1,006,000	996,875
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45		15,225,946	16,212,542
Series 2006-CB17:
Class A3, 5.45% 12/12/43		31,824	31,776
Class A4, 5.429% 12/12/43		7,560,000	8,006,834
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		26,068,033	27,588,581
Series 2006-LDP9 Class A3, 5.336% 5/15/47		9,265,266	9,902,198
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,420,876	2,602,573
Series 2007-CB19 Class A4, 5.7027% 2/12/49 (m)		12,470,000	13,544,150
Series 2007-LD11:
Class A2, 5.7707% 6/15/49 (m)		77,712	77,620
Class A4, 5.7857% 6/15/49 (m)		29,428,107	31,848,951
Series 2007-LDPX Class A3, 5.42% 1/15/49		24,247,486	26,116,628
Series 2004-CBX Class D, 5.097% 1/12/37 (m)		170,000	171,984
Series 2004-LN2 Class D, 5.2976% 7/15/41 (m)		420,000	387,684
Series 2005-LDP2 Class C, 4.911% 7/15/42 (m)		660,000	663,507
Series 2005-LDP5 Class AJ, 5.3574% 12/15/44 (m)		360,000	371,658
Series 2006-LDP7 Class A4, 5.863% 4/15/45 (m)		9,520,000	9,998,418
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (m)		112,701	3,385
Series 2011-C4:
Class E, 5.3967% 7/15/46 (g)(m)		1,130,000	1,233,249
Class F, 3.873% 7/15/46 (g)		105,000	95,529
Class H, 3.873% 7/15/46 (g)		672,000	475,598
Class TAC2, 7.99% 7/15/46 (g)		671,000	722,151
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2011-C5:
Class B. 5.3229% 8/15/46 (g)(m)		$ 1,140,000	$ 1,304,100
Class C, 5.3229% 8/15/46 (g)(m)		1,102,648	1,232,261
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (m)		1,115,000	1,119,469
Class D, 4.2409% 4/15/46 (m)		1,430,000	1,368,742
Series 2014-DSTY Class E, 3.8046% 6/10/27 (g)(m)		869,000	800,708
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9033% 7/15/44 (m)		21,615,000	23,596,058
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,915,000	1,937,413
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (m)		1,500,000	1,544,555
Class AM, 5.263% 11/15/40 (m)		137,000	141,894
Series 2006-C6:
Class A4, 5.372% 9/15/39		857,000	910,949
Class AM, 5.413% 9/15/39		1,500,000	1,602,336
Series 2006-C7:
Class A2, 5.3% 11/15/38		981,760	1,003,622
Class AM, 5.378% 11/15/38		160,000	170,682
Series 2007-C1 Class A4, 5.424% 2/15/40		16,609,792	17,887,965
Series 2007-C2 Class A3, 5.43% 2/15/40		3,244,590	3,501,967
Series 2004-C2 Class G, 4.595% 3/15/36 (g)(m)		197,085	197,468
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	751,570
Series 2005-C2 Class AJ, 5.205% 4/15/30 (m)		740,000	747,732
Series 2005-C7 Class C, 5.35% 11/15/40 (m)		1,016,000	1,042,077
Series 2006-C4:
Class AJ, 5.8532% 6/15/38 (m)		1,060,000	1,110,019
Class AM, 5.8532% 6/15/38 (m)		500,000	533,636
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)		2,228,829	2,361,613
Series 2007-C7 Class A3, 5.866% 9/15/45		12,839,642	14,219,750
LSTAR Commercial Mortgage Trust:
Series 2011-1 Class D, 5.3134% 6/25/43 (g)(m)		310,000	314,773
Series 2014-2:
Class D, 5.1836% 1/20/41 (g)(m)		256,000	240,500
Class E, 5.1836% 1/20/41 (g)(m)		400,000	323,941
Mach One Trust LLC Series 2004-1A Class H, 6.2445% 5/28/40 (g)(m)		260,000	266,500
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3908% 10/12/39 (g)(m)	CAD	320,000	281,655
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (m)		$ 208,429	$ 208,626
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3595% 1/12/44 (m)		220,000	227,702
Series 2005-LC1 Class F, 5.4135% 1/12/44 (g)(m)		1,655,000	1,603,799
Series 2006-C1:
Class AJ, 5.6732% 5/12/39 (m)		530,000	533,371
Class AM, 5.6732% 5/12/39 (m)		100,000	105,394
Series 2007-C1 Class A4, 5.8351% 6/12/50 (m)		9,429,517	10,330,611
Series 2008-C1 Class A4, 5.69% 2/12/51		3,848,289	4,229,524
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2743% 12/12/49 (m)		68,465	68,456
sequential payer:
Series 2006-4:
Class A2, 5.112% 12/12/49 (m)		51,446	51,389
Class A3, 5.172% 12/12/49 (m)		900,000	955,095
Class ASB, 5.133% 12/12/49 (m)		517,692	529,204
Series 2007-5 Class A4, 5.378% 8/12/48		18,731,155	20,019,053
Series 2007-6 Class A4, 5.485% 3/12/51 (m)		14,650,000	15,846,231
Series 2007-7 Class A4, 5.7445% 6/12/50 (m)		6,656,000	7,242,267
Series 2006-4 Class XP, 0.6176% 12/12/49 (m)(o)		23,190,875	1,183
Series 2007-6 Class B, 5.635% 3/12/51 (m)		1,902,000	592,079
Series 2007-7 Class B, 5.7445% 6/12/50 (m)		166,000	7,299
Series 2007-8 Class A3, 5.8821% 8/12/49 (m)		1,640,000	1,796,377
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (g)		1,999	1,994
Series 2004-C2 Class A, 5.318% 10/15/40 (g)		7,961	7,959
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.662% 11/15/45 (g)(m)		1,357,000	1,402,358
Series 2013-C12 Class D, 4.769% 10/15/46 (g)(m)		1,000,000	984,051
Series 2013-C13 Class D, 4.8956% 11/15/46 (g)(m)		1,019,000	1,011,172
Series 2013-C7:
Class D, 4.3021% 2/15/46 (g)(m)		810,000	774,537
Class E, 4.3021% 2/15/46 (g)(m)		340,000	296,439
Series 2013-C8 Class D, 4.1712% 12/15/48 (g)(m)		400,000	383,721
Series 2013-C9:
Class C, 4.0712% 5/15/46 (m)		620,000	629,052
Class D, 4.1592% 5/15/46 (g)(m)		1,740,000	1,642,670
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.355% 7/15/19 (g)(m)		$ 357,716	$ 318,618
Class J, 0.585% 7/15/19 (g)(m)		335,939	332,100
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (g)(m)		1,092,000	1,080,486
Class D, 0.345% 10/15/20 (g)(m)		667,354	656,981
Class E, 0.405% 10/15/20 (g)(m)		834,661	817,514
Class F, 0.455% 10/15/20 (g)(m)		500,899	488,104
Class G, 0.495% 10/15/20 (g)(m)		619,188	598,728
Class H, 0.585% 10/15/20 (g)(m)		389,758	369,084
Class J, 0.735% 10/15/20 (g)(m)		225,021	201,834
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	663,892
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (m)		165,978	167,039
Series 2012-C4 Class E, 5.5251% 3/15/45 (g)(m)		1,210,000	1,275,860
Series 1997-RR Class F, 7.4325% 4/30/39 (g)(m)		68,480	68,652
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		208,035	202,893
Series 1999-WF1:
Class N, 5.91% 11/15/31 (g)		210,000	210,884
Class O, 5.91% 11/15/31 (g)		179,888	67,927
Series 2004-IQ7 Class E, 5.192% 6/15/38 (g)(m)		120,000	124,973
Series 2005-HQ5 Class B, 5.272% 1/14/42		1,500,000	1,503,887
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (m)		1,000,000	1,018,169
Series 2006-IQ11 Class A4, 5.6555% 10/15/42 (m)		470,071	486,419
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	764,458
Series 2006-T23 Class A3, 5.8051% 8/12/41 (m)		738,781	739,166
Series 2007-HQ12 Class A2, 5.5918% 4/12/49 (m)		5,491,609	5,544,257
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)		2,852,000	3,086,751
Class B, 5.7208% 4/15/49 (m)		469,000	43,584
Series 2011-C1:
Class C, 5.2513% 9/15/47 (g)(m)		970,000	1,082,871
Class D, 5.2513% 9/15/47 (g)(m)		1,760,000	1,930,331
Class E, 5.2513% 9/15/47 (g)(m)		573,100	610,541
Series 2011-C2:
Class D, 5.3043% 6/15/44 (g)(m)		580,000	631,854
Class E, 5.3043% 6/15/44 (g)(m)		600,000	636,046
Class F, 5.3043% 6/15/44 (g)(m)		550,000	528,827
Class XB, 0.459% 6/15/44 (g)(m)(o)		9,001,008	254,594
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 2011-C3:
Class C, 5.1828% 7/15/49 (g)(m)		$ 1,000,000	$ 1,093,862
Class D, 5.1828% 7/15/49 (g)(m)		1,130,000	1,216,742
Class E, 5.1828% 7/15/49 (g)(m)		400,000	426,255
Series 2012-C4 Class D, 5.5251% 3/15/45 (g)(m)		330,000	360,617
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-TOP3 Class E, 7.5043% 7/15/33 (g)(m)		150,000	172,360
Series 2003-TOP9 Class E, 5.4301% 11/13/36 (g)(m)		78,000	77,884
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (g)		273,000	297,942
Class D, 6.45% 1/22/26 (g)		740,731	812,961
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		931,552	1,194,437
RBSCF Trust Series 2010-MB1 Class D, 4.8471% 4/15/24 (g)(m)		1,238,000	1,247,977
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (g)	CAD	107,000	92,511
Class G, 4.456% 9/12/38 (g)	CAD	54,000	45,929
Class H, 4.456% 9/12/38 (g)	CAD	36,000	30,123
Class J, 4.456% 9/12/38 (g)	CAD	36,000	28,959
Class K, 4.456% 9/12/38 (g)	CAD	18,000	13,933
Class L, 4.456% 9/12/38 (g)	CAD	26,000	18,690
Class M, 4.456% 9/12/38 (g)	CAD	104,391	61,347
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	105,839
Class G, 4.57% 4/12/23	CAD	42,000	34,899
Class H, 4.57% 4/12/23	CAD	42,000	34,524
Class J, 4.57% 4/12/23	CAD	42,000	33,789
Class K, 4.57% 4/12/23	CAD	21,000	16,536
Class L, 4.57% 4/12/23	CAD	63,000	48,052
Class M, 4.57% 4/12/23	CAD	155,242	109,352
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)		263,787	97,709
SCG Trust Series 2013-SRP1 Class D, 3.497% 11/15/26 (g)(m)		880,000	859,048
Starwood Retail Property Trust Series 2014-STAR Class D, 3.4055% 11/15/27 (g)(m)		794,000	797,445
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5631% 8/15/39 (m)		170,000	175,274
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
TIAA Seasoned Commercial Mortgage Trust: - continued
Series 2007-C4 Class F, 5.5631% 8/15/39 (m)		$ 820,000	$ 661,164
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		270,000	283,175
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5348% 5/10/45 (g)(m)		693,000	728,421
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (g)(m)		310,000	303,982
Series 2012-WRM Class E, 4.238% 6/10/30 (g)(m)		970,000	921,772
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8747% 1/10/45 (g)(m)		284,000	332,619
VNO Mortgage Trust Series 2012-6AVE Class D, 3.337% 11/15/30 (g)(m)		1,299,000	1,256,486
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (g)		180,000	209,145
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.513% 9/15/21 (g)(m)		201,850	197,877
Class J, 0.753% 9/15/21 (g)(m)		395,545	379,849
Series 2007-WHL8:
Class F, 0.6347% 6/15/20 (g)(m)		4,565,501	4,292,142
Class LXR1, 0.8547% 6/15/20 (g)(m)		233,698	225,547
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,646,268	9,280,039
Series 2007-C30 Class A5, 5.342% 12/15/43		20,854,000	22,369,694
Series 2007-C31 Class A4, 5.509% 4/15/47		47,423,000	50,740,239
Series 2007-C32 Class A3, 5.7164% 6/15/49 (m)		37,743,000	40,797,620
Series 2007-C33:
Class A4, 5.9413% 2/15/51 (m)		26,019,221	27,948,702
Class A5, 5.9413% 2/15/51 (m)		19,259,000	21,179,950
Series 2004-C11:
Class D, 5.1379% 1/15/41 (m)		360,000	368,077
Class E, 5.1879% 1/15/41 (m)		327,000	335,385
Series 2004-C12 Class D, 5.4297% 7/15/41 (m)		102,914	103,074
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,926,001
Series 2005-C22:
Class B, 5.3645% 12/15/44 (m)		4,218,000	4,236,686
Class F, 5.3645% 12/15/44 (g)(m)		3,171,000	665,910
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)		7,870,000	8,208,229
Series 2006-C27 Class A1A, 5.749% 7/15/45 (m)		21,869,237	23,301,104
Series 2007-C31 Class C, 5.6724% 4/15/47 (m)		522,000	506,385
Series 2007-WHL8 Class D, 0.4547% 6/15/20 (m)		9,900,000	9,505,238
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5767% 11/15/43 (g)(m)(o)		$ 20,614,217	$ 626,610
Series 2012-LC5:
Class C, 4.693% 10/15/45 (m)		569,000	602,810
Class D, 4.778% 10/15/45 (g)(m)		1,621,000	1,638,662
Series 2013-LC12 Class C, 4.4405% 7/15/46 (m)		600,000	616,052
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (g)		325,000	264,063
Series 2011-C3:
Class C, 5.335% 3/15/44 (g)		360,000	394,757
Class D, 5.5497% 3/15/44 (g)(m)		800,000	853,928
Class E, 5% 3/15/44 (g)		890,000	830,813
Series 2011-C4:
Class D, 5.2453% 6/15/44 (g)(m)		408,000	445,355
Class E, 5.2453% 6/15/44 (g)(m)		320,000	337,493
Series 2011-C5:
Class C, 5.635% 11/15/44 (g)(m)		260,000	292,951
Class D, 5.635% 11/15/44 (g)(m)		600,000	669,155
Class E, 5.635% 11/15/44 (g)(m)		860,000	933,976
Class F, 5.25% 11/15/44 (g)(m)		933,000	867,443
Class G, 5.25% 11/15/44 (g)(m)		329,000	284,059
Class XA, 1.9944% 11/15/44 (g)(m)(o)		4,997,196	453,271
Series 2012-C10:
Class D, 4.4585% 12/15/45 (g)(m)		380,000	371,066
Class E, 4.4585% 12/15/45 (g)(m)		1,190,000	1,029,564
Series 2012-C6 Class D, 5.5619% 4/15/45 (g)(m)		540,000	578,628
Series 2012-C7:
Class C, 4.8456% 6/15/45 (m)		1,270,000	1,361,025
Class E, 4.8456% 6/15/45 (g)(m)		1,539,000	1,554,490
Class F, 4.5% 6/15/45 (g)		357,000	311,827
Class G, 4.5% 6/15/45 (g)		700,000	522,472
Series 2012-C8 Class D, 4.8766% 8/15/45 (g)(m)		650,000	691,541
Series 2013-C11:
Class D, 4.1823% 3/15/45 (g)(m)		870,000	837,271
Class E, 4.1823% 3/15/45 (g)(m)		1,750,000	1,485,337
Series 2013-C13 Class D, 4.2791% 5/15/45 (g)(m)		600,000	568,596
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $999,997,072)			1,056,388,410
Municipal Securities - 1.7%
		Principal Amount (d)	Value
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (m)		$ 3,300,000	$ 3,348,873
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,866,960
7.3% 10/1/39		18,415,000	26,738,212
7.5% 4/1/34		9,105,000	13,269,991
7.6% 11/1/40		12,540,000	19,265,578
7.625% 3/1/40		5,410,000	8,199,017
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,582,315
Series 2010 C1, 7.781% 1/1/35		13,950,000	16,310,340
Series 2012 B, 5.432% 1/1/42		3,285,000	3,070,194
6.314% 1/1/44		19,560,000	20,391,300
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		1,425,000	1,490,693
5.1% 6/1/33		63,045,000	62,094,912
Series 2010, 4.421% 1/1/15		6,825,000	6,847,318
Series 2010-1, 6.63% 2/1/35		11,945,000	13,260,383
Series 2010-3:
5.547% 4/1/19		330,000	360,027
6.725% 4/1/35		17,810,000	19,867,767
7.35% 7/1/35		8,165,000	9,539,659
Series 2011:
4.961% 3/1/16		1,035,000	1,082,734
5.365% 3/1/17		395,000	425,020
5.665% 3/1/18		10,595,000	11,668,168
5.877% 3/1/19		28,250,000	31,408,068
Series 2013:
2.69% 12/1/17		3,365,000	3,391,684
3.14% 12/1/18		3,490,000	3,522,422
TOTAL MUNICIPAL SECURITIES (Cost $268,264,347)			282,001,635
Foreign Government and Government Agency Obligations - 2.2%

Arab Republic of Egypt 6.875% 4/30/40 (g)		600,000	637,500
Argentine Republic:
7% 10/3/15		13,095,000	12,691,965
7% 4/17/17		7,795,000	7,198,249
Aruba Government 4.625% 9/14/23 (g)		560,000	562,800
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Azerbaijan Republic 4.75% 3/18/24 (g)		$ 560,000	$ 564,200
Bahamian Republic 6.95% 11/20/29 (g)		555,000	642,413
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (g)		10,570,000	10,776,115
5.75% 9/26/23 (g)		10,130,000	10,763,125
6.369% 6/16/18 (g)		12,810,000	13,911,916
Belarus Republic:
8.75% 8/3/15 (Reg. S)		5,035,000	5,079,056
8.95% 1/26/18		2,950,000	3,127,000
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	10,130,063
5% 1/27/45		640,000	633,600
5.625% 1/7/41		13,385,000	14,589,650
7.125% 1/20/37		1,875,000	2,400,000
8.25% 1/20/34		1,535,000	2,133,650
12.25% 3/6/30		555,000	1,043,400
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		2,745,000	2,587,163
Colombian Republic:
5.625% 2/26/44		1,050,000	1,191,750
6.125% 1/18/41		2,260,000	2,712,000
7.375% 9/18/37		1,680,000	2,268,000
10.375% 1/28/33		2,100,000	3,281,250
Congo Republic 3.5% 6/30/29 (e)		3,232,660	2,957,884
Costa Rican Republic:
4.25% 1/26/23 (g)		2,050,000	1,937,250
4.375% 4/30/25 (g)		890,000	822,138
5.625% 4/30/43 (g)		490,000	423,850
7% 4/4/44 (g)		1,050,000	1,072,313
Croatia Republic:
5.5% 4/4/23 (g)		1,710,000	1,797,005
6% 1/26/24 (g)		1,400,000	1,519,000
6.25% 4/27/17 (g)		1,260,000	1,351,123
6.375% 3/24/21 (g)		1,550,000	1,710,813
6.625% 7/14/20 (g)		1,670,000	1,859,946
6.75% 11/5/19 (g)		2,050,000	2,288,313
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (g)		475,000	488,063
5.875% 7/25/22 (g)		1,175,000	1,219,063
5.875% 7/25/22		450,000	466,875
6% 1/14/19 (g)		1,150,000	1,220,438
6.25% 10/4/20 (g)		2,130,000	2,279,100
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Democratic Socialist Republic of Sri Lanka: - continued
6.25% 7/27/21 (g)		$ 1,410,000	$ 1,505,175
7.4% 1/22/15 (g)		715,000	720,363
Dominican Republic:
1.139% 8/30/24 (m)		1,850,000	1,628,000
5.875% 4/18/24 (g)		570,000	595,650
5.875% 4/18/24		585,000	611,325
7.45% 4/30/44 (g)		2,240,000	2,514,400
7.5% 5/6/21 (g)		1,880,000	2,116,880
El Salvador Republic:
7.625% 2/1/41 (g)		675,000	730,688
7.65% 6/15/35 (Reg. S)		1,165,000	1,272,763
8.25% 4/10/32 (Reg. S)		575,000	675,625
Gabonese Republic 6.375% 12/12/24 (g)		931,600	961,057
Georgia Republic 6.875% 4/12/21 (g)		720,000	806,400
Guatemalan Republic 5.75% 6/6/22 (g)		555,000	609,113
Hungarian Republic:
4.125% 2/19/18		1,606,000	1,670,240
5.375% 3/25/24		594,000	649,688
5.75% 11/22/23		1,910,000	2,133,497
6.375% 3/29/21		1,265,000	1,457,116
7.625% 3/29/41		1,980,000	2,663,100
Indonesian Republic:
3.375% 4/15/23 (g)		555,000	539,044
4.875% 5/5/21 (g)		1,260,000	1,354,500
5.25% 1/17/42 (g)		715,000	736,450
5.375% 10/17/23		400,000	445,000
5.875% 3/13/20 (g)		810,000	910,238
5.875% 3/13/20 (Reg. S)		2,450,000	2,753,188
6.625% 2/17/37 (g)		950,000	1,130,500
6.75% 1/15/44 (g)		690,000	864,225
7.75% 1/17/38 (g)		2,270,000	3,036,125
8.5% 10/12/35 (Reg. S)		1,860,000	2,627,250
Islamic Republic of Pakistan:
7.125% 3/31/16 (g)		3,410,000	3,495,250
7.125% 3/31/16 (Reg. S)		100,000	102,500
7.25% 4/15/19 (g)		3,010,000	3,111,588
8.25% 4/15/24 (g)		1,000,000	1,052,700
Ivory Coast:
5.375% 7/23/24 (g)		850,000	823,438
7.7743% 12/31/32		3,150,000	3,056,130
Jordanian Kingdom 3.875% 11/12/15		1,220,000	1,232,810
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
KfW 1.75% 10/15/19		$ 6,010,000	$ 6,050,778
Lebanese Republic:
4% 12/31/17		3,480,750	3,463,346
4.75% 11/2/16		1,785,000	1,793,033
5.15% 11/12/18		1,190,000	1,207,850
5.45% 11/28/19		1,160,000	1,177,400
6.375% 3/9/20		1,180,000	1,239,000
Lithuanian Republic:
6.625% 2/1/22 (g)		1,375,000	1,673,375
7.375% 2/11/20 (g)		1,565,000	1,904,402
Moroccan Kingdom:
4.25% 12/11/22 (g)		1,800,000	1,845,000
5.5% 12/11/42 (g)		600,000	624,750
Panamanian Republic:
4% 9/22/24		510,000	519,690
6.7% 1/26/36		1,710,000	2,167,425
8.875% 9/30/27		1,335,000	1,929,075
9.375% 4/1/29		965,000	1,448,706
Peruvian Republic:
4% 3/7/27 (e)		1,360,000	1,360,000
8.75% 11/21/33		2,625,000	4,095,000
Philippine Republic:
6.375% 1/15/32		395,000	512,513
7.75% 1/14/31		1,655,000	2,381,131
9.5% 2/2/30		1,685,000	2,725,488
10.625% 3/16/25		1,030,000	1,653,150
Plurinational State of Bolivia:
4.875% 10/29/22 (g)		730,000	750,988
5.95% 8/22/23 (g)		885,000	959,783
5.95% 8/22/23		400,000	433,800
Polish Government:
3% 3/17/23		1,465,000	1,465,733
5% 3/23/22		1,805,000	2,035,896
Provincia de Cordoba 12.375% 8/17/17 (g)		1,865,000	1,715,800
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		951,950	932,911
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,000,000	1,038,150
Republic of Armenia 6% 9/30/20 (g)		2,455,000	2,516,375
Republic of Iceland 5.875% 5/11/22 (g)		1,500,000	1,688,402
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,700,000	3,265,250
Republic of Kenya 6.875% 6/24/24 (g)		400,000	427,600
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Republic of Namibia 5.5% 11/3/21 (g)		$ 400,000	$ 431,500
Republic of Nigeria:
5.125% 7/12/18 (g)		370,000	376,549
6.75% 1/28/21 (g)		615,000	654,815
Republic of Paraguay 4.625% 1/25/23 (g)		225,000	230,063
Republic of Serbia:
4.875% 2/25/20 (g)		790,000	808,608
5.25% 11/21/17 (g)		765,000	797,895
5.875% 12/3/18 (g)		2,180,000	2,309,012
6.75% 11/1/24 (g)		2,312,082	2,348,590
7.25% 9/28/21 (g)		1,450,000	1,661,889
Republic of Zambia 5.375% 9/20/22 (g)		800,000	759,840
Romanian Republic:
4.375% 8/22/23 (g)		1,796,000	1,888,045
6.125% 1/22/44 (g)		1,472,000	1,766,032
6.75% 2/7/22 (g)		2,352,000	2,829,103
6.75% 2/7/22		50,000	60,143
Russian Federation:
5% 4/29/20		3,900,000	3,882,099
5.625% 4/4/42 (g)		400,000	377,897
5.875% 9/16/43 (g)		1,700,000	1,662,668
7.5% 3/31/30 (Reg. S)		1,026,385	1,123,892
12.75% 6/24/28 (Reg. S)		3,235,000	5,095,772
Slovakia Republic 4.375% 5/21/22 (g)		700,000	762,202
South African Republic 5.875% 9/16/25		2,235,000	2,553,488
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,175,000	1,150,325
Turkish Republic:
5.125% 3/25/22		515,000	555,943
5.625% 3/30/21		815,000	904,650
6.25% 9/26/22		680,000	786,318
6.75% 4/3/18		1,075,000	1,210,020
6.75% 5/30/40		975,000	1,217,531
6.875% 3/17/36		1,795,000	2,250,481
7% 3/11/19		685,000	791,518
7.25% 3/5/38		1,150,000	1,509,375
7.375% 2/5/25		1,695,000	2,135,785
7.5% 11/7/19		1,215,000	1,446,458
8% 2/14/34		570,000	791,588
11.875% 1/15/30		630,000	1,122,698
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (g)		915,000	672,708
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Ukraine Government:
6.875% 9/23/15 (Reg. S)		$ 2,500,000	$ 2,100,500
7.75% 9/23/20 (g)		725,000	560,208
7.8% 11/28/22 (g)		450,000	334,215
7.95% 2/23/21 (g)		1,025,000	792,018
9.25% 7/24/17 (g)		2,300,000	1,817,000
United Kingdom, Great Britain and Northern Ireland 5% 3/7/25	GBP	4,200,000	8,439,823
United Mexican States:
4% 10/2/23		28,314,000	29,765,093
4.75% 3/8/44		13,662,000	14,095,769
6.05% 1/11/40		1,206,000	1,471,622
6.75% 9/27/34		800,000	1,034,000
7.5% 4/8/33		360,000	495,900
8.3% 8/15/31		420,000	629,475
United Republic of Tanzania 6.3289% 3/9/20 (m)		655,000	694,300
Uruguay Republic:
7.625% 3/21/36		470,000	643,900
7.875% 1/15/33 pay-in-kind		3,760,000	5,179,400
Venezuelan Republic:
5.75% 2/26/16 (Reg S.)		8,680,000	6,944,000
9% 5/7/23 (Reg. S)		1,780,000	969,210
9.25% 5/7/28 (Reg. S)		480,000	257,280
9.375% 1/13/34		505,000	270,680
11.75% 10/21/26 (Reg. S)		1,465,000	903,173
11.95% 8/5/31 (Reg. S)		2,910,000	1,769,280
12.75% 8/23/22		2,000,000	1,358,000
13.625% 8/15/18		478,000	377,142
Vietnamese Socialist Republic:
1.1434% 3/12/16 (m)		384,783	376,125
4% 3/12/28 (e)		4,288,667	4,160,007
4.8% 11/19/24 (g)		2,000,000	2,040,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $359,902,733)			376,335,475
Supranational Obligations - 0.0%

European Investment Bank 4.5% 6/7/29 (Cost $2,636,285)	GBP	1,375,000	2,636,943
Common Stocks - 0.0%
	Shares	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. (Cost $1,258,919)	1	$ 134,408
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	250,172
FelCor Lodging Trust, Inc. Series A, 1.95%	18,000	478,800
		728,972
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.0%
Royal Bank of Scotland Group PLC Series S, 6.60%	172,317	4,311,371
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	385,950
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	686,964
Series D, 7.50%	5,942	147,243
Boston Properties, Inc. 5.25%	17,500	412,125
CBL & Associates Properties, Inc.:
Series D, 7.375%	7,720	198,944
Series E, 6.625%	25,000	636,500
Cedar Shopping Centers, Inc. Series B, 7.25%	10,000	258,400
Corporate Office Properties Trust Series L, 7.375%	12,221	321,046
CYS Investments, Inc. Series B, 7.50%	21,700	522,102
DDR Corp. Series K, 6.25%	17,823	451,635
Digital Realty Trust, Inc. Series E, 7.00%	10,000	259,200
Equity Lifestyle Properties, Inc. Series C, 6.75%	18,367	482,317
Essex Property Trust, Inc. Series H, 7.125%	9,354	248,442
First Potomac Realty Trust 7.75%	15,000	384,750
Hersha Hospitality Trust Series B, 8.00%	13,844	356,483
Hospitality Properties Trust Series D, 7.125%	10,000	263,500
LaSalle Hotel Properties Series H, 7.50%	10,000	266,500
PS Business Parks, Inc.:
Series R, 6.875%	10,000	259,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
PS Business Parks, Inc.: - continued
Series S, 6.45%	21,000	$ 546,000
Public Storage:
Series P, 6.50%	12,000	316,800
Series R, 6.35%	10,500	279,825
Series S, 5.90%	20,000	512,200
Realty Income Corp. Series F, 6.625%	12,000	320,880
Regency Centers Corp. Series 6, 6.625%	5,510	143,701
Retail Properties America, Inc. 7.00%	24,109	620,325
Sabra Health Care REIT, Inc. Series A, 7.125%	18,495	487,713
Stag Industrial, Inc. Series A, 9.00%	20,000	551,200
Sun Communities, Inc. Series A, 7.125%	29,801	766,780
Taubman Centers, Inc. Series J, 6.50%	11,338	299,210
		11,386,535
TOTAL FINANCIALS		15,697,906
TOTAL PREFERRED STOCKS (Cost $15,839,908)		16,426,878
Bank Loan Obligations - 0.7%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (m)	$ 2,079,319	2,011,741
Hotels, Restaurants & Leisure - 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (m)	184,538	181,769
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (m)	8,035,000	7,994,825
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (m)	339,150	317,105
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (m)	5,156,235	5,072,446
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (m)	1,342,105	1,332,039
Bank Loan Obligations - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (m)	$ 1,106,821	$ 1,101,286
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (m)	570,688	570,688
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (m)	14,963	15,000
Scientific Games Corp. Tranch B 2LN, term loan 6% 10/21/21 (m)	2,460,000	2,423,100
TGI Friday's, Inc.:
Tranche B 1LN, term loan 5.25% 7/15/20 (m)	333,586	334,003
Tranche B 2LN, term loan 9.25% 7/15/21 (m)	380,000	374,300
		19,716,561
Media - 0.1%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (m)	3,840,000	3,782,400
Clear Channel Communications, Inc. Tranche D, term loan 6.9063% 1/30/19 (m)	8,740,000	8,204,675
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (m)	753,296	755,179
Tranche B 2LN, term loan 4.5% 5/8/20 (m)	651,704	653,333
Springer Science+Business Media Deutschland GmbH Tranche B 3LN, term loan 4.75% 8/14/20 (m)	2,965,000	2,950,175
		16,345,762
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (m)	99,750	96,388
6% 5/22/18 (m)	2,271,083	2,228,500
		2,324,888
TOTAL CONSUMER DISCRETIONARY		40,398,952
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (m)	1,755,000	1,658,475
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (m)	2,362,735	2,138,275
		3,796,750
Bank Loan Obligations - continued
	Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.1%
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (m)	$ 1,730,000	$ 1,643,500
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (m)	2,105,000	2,079,024
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (m)	3,370,000	2,965,600
Tranche B 1LN, term loan 3.875% 9/30/18 (m)	341,874	325,635
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (m)	3,200,000	3,228,000
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (m)	1,762,200	1,709,334
		11,951,093
TOTAL ENERGY		15,747,843
FINANCIALS - 0.0%
Capital Markets - 0.0%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/9/22 (m)	1,000,000	996,250
Tranche B 1LN, term loan 4.75% 9/11/21 (m)	255,000	255,000
		1,251,250
Diversified Financial Services - 0.0%
Blackstone 9.98% 10/1/17	1,221,808	1,221,808
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (m)	1,355,000	1,355,000
		2,576,808
Real Estate Management & Development - 0.0%
CBRE Group, Inc. Tranche B, term loan 2.9067% 3/28/21 (m)	502,449	494,913
CityCenter 8.74% 7/10/15 (m)	413,418	413,418
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (m)	542,268	539,557
		1,447,888
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (m)	44,325	42,330
TOTAL FINANCIALS		5,318,276
Bank Loan Obligations - continued
	Principal Amount (d)	Value
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
AmSurg Corp. Tranche B, term loan 3.7538% 7/16/21 (m)	$ 124,688	$ 124,532
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (m)	1,315,000	1,326,506
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (m)	1,117,364	1,100,603
		2,551,641
Pharmaceuticals - 0.1%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (m)	2,124,325	2,089,805
Grifols, S.A. Tranche B, term loan 3.1563% 2/27/21 (m)	3,542,200	3,506,778
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (m)	1,610,000	1,605,975
Tranche B 1LN, term loan 4.25% 1/28/21 (m)	4,588,025	4,519,205
		11,721,763
TOTAL HEALTH CARE		14,273,404
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (m)	1,007,475	997,400
Airlines - 0.0%
American Airlines, Inc. Tranche B, term loan 4.25% 10/10/21 (m)	3,400,000	3,404,250
Building Products - 0.0%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (m)	5,190,235	5,092,918
Tranche 2LN, term loan 7.75% 4/1/22 (m)	350,000	348,688
		5,441,606
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (m)	2,575,538	2,562,660
Garda World Security Corp.:
term loan 4% 11/8/20 (m)	1,999,867	1,971,129
Tranche DD, term loan 4% 11/8/20 (m)	511,594	504,242
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (m)	3,683,445	3,642,006
		8,680,037
Bank Loan Obligations - continued
	Principal Amount (d)	Value
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (m)	$ 459,051	$ 461,346
Electrical Equipment - 0.0%
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (m)	741,275	725,560
Machinery - 0.0%
Husky Injection Molding Systems Ltd.:
Tranche 1LN, term loan 4.25% 6/30/21 (m)	2,360,989	2,337,379
Tranche 2LN, term loan 7.25% 6/30/22 (m)	915,000	897,844
		3,235,223
Road & Rail - 0.0%
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (m)	694,750	687,803
TOTAL INDUSTRIALS		23,633,225
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (m)	575,000	568,531
Tranche B 1LN, term loan 4.5% 4/9/21 (m)	1,027,425	1,023,572
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (m)	476,937	470,403
		2,062,506
Internet Software & Services - 0.1%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (m)	2,046,377	2,025,913
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (m)	2,621,825	2,353,088
		4,379,001
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV Tranche D, term loan 3.25% 1/11/20 (m)	2,079,000	2,063,408
Software - 0.0%
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (m)	1,840,000	1,899,800
Bank Loan Obligations - continued
	Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (m)	$ 2,762,906	$ 2,766,498
TOTAL INFORMATION TECHNOLOGY		13,171,213
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (m)	565,000	565,000
Tranche B 1LN, term loan 4.5% 10/1/21 (m)	1,750,000	1,745,625
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (m)	3,027,333	2,981,923
		5,292,548
Metals & Mining - 0.0%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (m)	3,535,534	3,332,241
TOTAL MATERIALS		8,624,789
UTILITIES - 0.0%
Electric Utilities - 0.0%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (m)	3,034,635	2,962,562
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (m)	1,350,000	1,356,750
		4,319,312
TOTAL BANK LOAN OBLIGATIONS (Cost $127,390,890)		125,487,014
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (m)	979,648	969,851
Goldman Sachs 1.1875% 12/14/19 (m)	839,583	831,188
Mizuho 1.1875% 12/14/19 (m)	393,666	389,729
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,003,161)		2,190,768
Bank Notes - 0.1%
	Principal Amount (d)	Value
Discover Bank (Delaware) 3.2% 8/9/21	$ 23,245,000	$ 23,421,453
Fifth Third Bank 4.75% 2/1/15	1,329,000	1,338,222
TOTAL BANK NOTES (Cost $24,517,535)		24,759,675
Fixed-Income Funds - 4.7%
Shares
Fidelity Floating Rate Central Fund (n) (Cost $702,645,975)	7,402,847	789,513,581
Preferred Securities - 0.4%
		Principal Amount (d)
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (h)		$ 850,000	890,059
Gruma S.A.B. de CV 7.75% (Reg. S) (h)		2,105,000	2,144,888
			3,034,947
FINANCIALS - 0.3%
Banks - 0.2%
Barclays Bank PLC 7.625% 11/21/22		18,680,000	20,657,397
Barclays PLC 8.25% (h)(m)		4,145,000	4,382,624
Credit Agricole SA:
6.625% (g)(h)(m)		7,450,000	7,420,023
6.625% 12/31/49 (Reg. S) (m)		1,500,000	1,493,964
HSBC Holdings PLC 5.25% (h)(m)	EUR	1,800,000	2,283,663
KBC Groupe SA 5.625% (Reg. S) (h)(m)	EUR	2,850,000	3,530,543
			39,768,214
Capital Markets - 0.1%
Deutsche Bank AG 7.5% (h)(m)		3,000,000	3,022,538
UBS AG 4.75% 5/22/23 (m)		3,000,000	3,109,099
			6,131,637
Preferred Securities - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (g)(h)		$ 650,000	$ 658,684
8.625% (Reg. S) (h)		200,000	202,672
			861,356
TOTAL FINANCIALS			46,761,207
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (g)(h)		3,130,000	3,008,146
7.5% (Reg. S) (h)		100,000	96,107
			3,104,253
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (h)		1,600,000	1,313,231
UTILITIES - 0.1%
Electric Utilities - 0.1%
EDF SA 5.625% (Reg. S) (h)(m)		2,700,000	2,899,602
Vattenfall Treasury AB 5.25% (h)(m)	EUR	3,000,000	3,888,123
			6,787,725
Multi-Utilities - 0.0%
RWE AG 4.625% (h)(m)	EUR	4,600,000	5,847,306
TOTAL UTILITIES			12,635,031
TOTAL PREFERRED SECURITIES (Cost $67,467,953)			66,848,669
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $381,092,198)	381,092,198	381,092,198
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.09%, dated 11/28/14 due 12/1/14 (Collateralized by U.S. Government Obligations) # (b) (Cost $31,753,000)	$ 31,753,238	$ 31,753,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $16,645,659,797)		17,209,788,736
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(221,803,944)
NET ASSETS - 100%		$ 16,987,984,792
TBA Sale Commitments
	Principal Amount (d)
Fannie Mae
3% 12/1/44	$ (23,200,000)	(23,453,749)
3% 12/1/44	(5,800,000)	(5,863,438)
4% 12/1/44	(5,900,000)	(6,300,555)
4.5% 12/1/44	(6,500,000)	(7,064,688)
TOTAL TBA SALE COMMITMENTS (Proceeds $42,191,094)		$ (42,682,430)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
21 ASX 10 Year Treasury Bond Index Contracts (Australia)	Dec. 2014	$ 2,238,284	$ 94,605
2 CBOT 10 Year U.S. Treasury Note Contracts (United States)	March 2015	254,094	(66)
27 CBOT 5 Year U.S. Treasury Note Contracts (United States)	March 2015	3,226,289	8,806
55 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	March 2015	8,844,688	153,991
142 Eurex Euro-Bobl Contracts (Germany)	Dec. 2014	22,645,090	49,937
67 Eurex Euro-Bund Contracts (Germany)	Dec. 2014	12,734,109	159,768
13 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Dec. 2014	2,424,404	162,050
46 TME 10 Year Canadian Note Contracts (Canada)	March 2015	5,540,516	75,395
2 TSE 10 Year Japanese Government Bond Index Contracts (Japan)	Dec. 2014	2,475,003	20,906
TOTAL BOND INDEX CONTRACTS		$ 60,382,477	$ 725,392
Sold
Bond Index Contracts
74 LIFFE Long Gilt Contracts (United Kingdom)	March 2015	13,586,213	(118,742)
205 LIFFE Medium Gilt Contracts (United Kingdom)	March 2015	35,431,236	(95,454)
TOTAL BOND INDEX CONTRACTS		$ 49,017,449	$ (214,196)
		$ 109,399,926	$ 511,196

The face value of futures purchased as a percentage of net assets is 0.4%

The face value of futures sold as a percentage of net assets is 0.3%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (d)	Unrealized Appreciation/ (Depreciation)
2/10/15	AUD	Citibank, N.A.	Sell	214,000	182,612	$ 1,447
2/10/15	CAD	Goldman Sachs Bank USA	Sell	105,000	91,746	77
2/10/15	EUR	Barclays Bank PLC	Buy	1,580,000	1,972,140	(6,504)
2/10/15	EUR	Barclays Bank PLC	Buy	1,827,000	2,295,607	(22,685)
2/10/15	EUR	Barclays Bank PLC	Buy	2,677,000	3,355,577	(25,193)
2/10/15	EUR	Barclays Bank PLC	Buy	4,860,000	6,065,610	(19,414)
2/10/15	EUR	Barclays Bank PLC	Sell	258,000	321,329	358
2/10/15	EUR	Barclays Bank PLC	Sell	2,141,000	2,662,569	(992)
2/10/15	EUR	Goldman Sachs Bank USA	Sell	55,918,000	69,586,428	20,335
2/10/15	EUR	Morgan Stanley Cap. Group	Sell	2,000,000	2,507,631	19,485
2/10/15	GBP	BNP Paribas	Sell	744,000	1,163,589	2,028
2/10/15	GBP	Barclays Bank PLC	Sell	892,000	1,394,910	2,285
2/10/15	GBP	Barclays Bank PLC	Sell	1,142,000	1,795,235	12,301
2/10/15	GBP	Citibank, N.A.	Sell	51,622,000	82,003,096	1,408,851
2/10/15	JPY	Goldman Sachs Bank USA	Sell	15,000,000	130,828	4,357
						$ 1,396,736

Quarterly Report

Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)(3)		Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	EUR	3,500,000	$ (103,817)	$ 9,935	$ (93,882)
Metro AG		Dec. 2019	Credit Suisse International	(1%)	EUR	3,850,000	7,234	(32,652)	(25,418)
Metro AG		Dec. 2019	JPMorgan Chase Bank, N.A.	(1%)	EUR	600,000	1,127	(1,959)	(832)
Santander Issuances SA Unipersonal		Dec. 2019	Citibank, N.A.	(1%)	EUR	2,300,000	81,756	(106,101)	(24,345)
Telecom Italia Spa New		Mar. 2020	Credit Suisse International	(1%)	EUR	2,250,000	110,967	(112,126)	(1,159)
Valeo SA		Sep. 2018	Credit Suisse International	(1%)	EUR	3,500,000	(98,723)	(64,835)	(163,558)
TOTAL BUY PROTECTION							(1,456)	(307,738)	(309,194)
Sell Protection
Commerzbank AG	Ba2	Sep. 2019	Credit Suisse International	5%	EUR	1,850,000	428,053	(426,415)	1,638
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley Capital Group, Inc.	5.10%		22,651	(21,210)	0	(21,210)
TOTAL SELL PROTECTION							406,843	(426,415)	(19,572)
TOTAL CREDIT DEFAULT SWAPS							$ 405,387	$ (734,153)	$ (328,766)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Quarterly Report

Swaps - continued
Interest Rate Swaps
Clearinghouse Counterparty(2)	Expiration Date	Notional Amount(1)	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(3)	Unrealized Appreciation (Depreciation)
CME	Dec. 2024	$ 25,600,000	3-month LIBOR	3%	$ (928,547)	$ 0	$ (928,547)
CME	Dec. 2044	19,000,000	3-month LIBOR	3.5%	(1,404,489)	0	(1,404,489)
TOTAL INTEREST RATE SWAPS					$ (2,333,036)	$ 0	$ (2,333,036)
(1) Notional amount is stated in U.S. dollars unless otherwise noted.
(2) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(3) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,729,783,362 or 10.2% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $147,643.

(k) Security or a portion of the security has been segregated as collateral for open foreign currency contracts and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,322,984.

(l) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,787,984.
(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(p) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(q) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(r) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(s) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $122,430 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 118,557
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$31,753,000 due 12/01/14 at 0.09%
Commerz Markets LLC	$ 31,753,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 134,403
Fidelity Floating Rate Central Fund	7,473,567
Fidelity Mortgage Backed Securities Central Fund	4,263,089
Total	$ 11,871,059
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 440,816,855	$ 357,797,545	$ -	$ 789,513,581	36.6%
Fidelity Mortgage Backed Securities Central Fund	2,130,357,633	-	2,121,313,208	-	0.0%
Total	$ 2,571,174,488	$ 357,797,545	$ 2,121,313,208	$ 789,513,581
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 16,426,878	$ 16,176,706	$ 250,172	$ -
Telecommunication Services	134,408	-	-	134,408
Corporate Bonds	6,211,021,533	-	6,211,009,212	12,321
U.S. Government and Government Agency Obligations	4,688,862,580	-	4,688,862,580	-
U.S. Government Agency - Mortgage Securities	2,487,482,221	-	2,487,482,221	-
Asset-Backed Securities	233,446,166	-	231,033,086	2,413,080
Collateralized Mortgage Obligations	433,407,582	-	432,848,683	558,899
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Commercial Mortgage Securities	$ 1,056,388,410	$ -	$ 1,053,814,150	$ 2,574,260
Municipal Securities	282,001,635	-	282,001,635	-
Foreign Government and Government Agency Obligations	376,335,475	-	374,975,475	1,360,000
Supranational Obligations	2,636,943	-	2,636,943	-
Bank Loan Obligations	125,487,014	-	125,073,596	413,418
Sovereign Loan Participations	2,190,768	-	-	2,190,768
Bank Notes	24,759,675	-	24,759,675	-
Fixed-Income Funds	789,513,581	789,513,581	-	-
Preferred Securities	66,848,669	-	66,848,669	-
Money Market Funds	381,092,198	381,092,198	-	-
Cash Equivalents	31,753,000	-	31,753,000	-
Total Investments in Securities:	$ 17,209,788,736	$ 1,186,782,485	$ 16,013,349,097	$ 9,657,154
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 1,471,524	$ -	$ 1,471,524	$ -
Futures Contracts	725,458	725,458	-	-
Swaps	629,137	-	629,137	-
Total Assets	$ 2,826,119	$ 725,458	$ 2,100,661	$ -
Liabilities
Foreign Currency Contracts	$ (74,788)	$ -	$ (74,788)	$ -
Futures Contracts	(214,262)	(214,262)	-	-
Swaps	$ (2,556,786)	$ -	$ (2,556,786)	$ -
Total Liabilities	$ (2,845,836)	$ (214,262)	$ (2,631,574)	$ -
Total Other Derivative Instruments:	$ (19,717)	$ 511,196	$ (530,913)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (42,682,430)	$ -	$ (42,682,430)	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $16,672,385,898. Net unrealized appreciation aggregated $537,402,838, of which $631,823,034 related to appreciated investment securities and $94,420,196 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Intermediate Government
Income Fund

November 30, 2014

1.809098.110

SLM-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 69.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.0%
Federal Home Loan Bank 1% 6/21/17	$ 3,190	$ 3,200
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	191	207
Tennessee Valley Authority 1.75% 10/15/18	4,850	4,929
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		8,336
U.S. Treasury Obligations - 64.2%
U.S. Treasury Bonds 8.75% 5/15/17	14,750	17,648
U.S. Treasury Notes:
0.25% 4/15/16	1,354	1,355
0.375% 1/15/16	17,276	17,314
0.375% 10/31/16	21,000	20,969
0.5% 9/30/16	21,815	21,851
0.625% 4/30/18	8,429	8,304
0.75% 1/15/17	11,700	11,749
0.75% 6/30/17	14,678	14,672
0.875% 11/15/17	6,768	6,769
0.875% 1/31/18	15,546	15,490
0.875% 7/31/19	22,596	22,008
1% 9/30/16	35,000	35,369
1% 10/31/16	4,099	4,143
1% 5/31/18	7,552	7,525
1.25% 11/30/18	7,000	6,994
1.375% 7/31/18	8,863	8,932
1.375% 9/30/18	3,911	3,935
1.375% 2/28/19	12,639	12,651
1.5% 12/31/18	1,151	1,160
1.5% 1/31/19	10,148	10,220
1.5% 10/31/19	4,000	4,000
1.5% 11/30/19	7,000	6,997
1.625% 4/30/19	13,127	13,262
1.625% 6/30/19	17,114	17,265
1.625% 8/31/19	5,000	5,037
1.75% 9/30/19	5,000	5,061
1.75% 10/31/20	5,000	4,999
1.875% 10/31/17	1,923	1,978
1.875% 11/30/21	4,000	3,989
2% 5/31/21	8,000	8,072
2% 10/31/21	5,013	5,045
2.125% 9/30/21	21,746	22,074
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.25% 3/31/21	$ 40,560	$ 41,585
2.25% 4/30/21	2,805	2,876
2.25% 11/15/24	4,000	4,020
2.375% 7/31/17	12,000	12,503
2.375% 6/30/18	6,062	6,326
2.375% 8/15/24	1,000	1,016
2.5% 5/15/24	30,427	31,285
2.625% 2/29/16	12,000	12,358
3% 2/28/17	26,424	27,840
3.125% 1/31/17	1,323	1,396
3.5% 2/15/18 (b)	4,299	4,640
4.5% 5/15/17 (a)	1,369	1,496
4.625% 2/15/17	12,625	13,745
4.75% 8/15/17	12,139	13,421
TOTAL U.S. TREASURY OBLIGATIONS		521,344
Other Government Related - 4.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5055% 12/7/20 (NCUA Guaranteed) (c)	1,279	1,281
Series 2011-R1 Class 1A, 0.603% 1/8/20 (NCUA Guaranteed) (c)	2,599	2,612
Series 2011-R4 Class 1A, 0.533% 3/6/20 (NCUA Guaranteed) (c)	1,021	1,024
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	1,690	1,700
2.35% 6/12/17 (NCUA Guaranteed)	14,740	15,247
3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,960
TOTAL OTHER GOVERNMENT RELATED		34,824
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $555,195)		564,504
U.S. Government Agency - Mortgage Securities - 6.7%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 2.3%
1.865% 10/1/35 (c)	$ 11	$ 11
1.885% 2/1/33 (c)	15	16
1.91% 12/1/34 (c)	22	23
1.91% 3/1/35 (c)	18	19
1.93% 10/1/33 (c)	9	10
1.94% 7/1/35 (c)	8	9
2.04% 11/1/33 (c)	30	32
2.05% 3/1/35 (c)	2	2
2.053% 6/1/36 (c)	18	19
2.099% 1/1/35 (c)	109	116
2.105% 7/1/34 (c)	14	15
2.125% 9/1/36 (c)	43	45
2.19% 3/1/37 (c)	11	11
2.242% 3/1/33 (c)	48	51
2.285% 7/1/36 (c)	80	85
2.288% 11/1/36 (c)	132	141
2.333% 3/1/35 (c)	12	13
2.353% 7/1/35 (c)	23	24
2.369% 6/1/47 (c)	62	67
2.372% 5/1/36 (c)	21	22
2.375% 2/1/37 (c)	215	230
2.421% 10/1/33 (c)	19	20
2.503% 2/1/36 (c)	26	27
2.518% 4/1/36 (c)	141	151
2.68% 8/1/35 (c)	314	337
2.693% 2/1/42 (c)	764	795
2.768% 1/1/42 (c)	715	745
3.165% 3/1/42 (c)	3,802	4,002
3.189% 1/1/44 (c)	2,381	2,476
3.328% 3/1/40 (c)	590	616
3.433% 11/1/40 (c)	1,147	1,217
5% 1/1/22 to 12/1/22	46	50
5.5% 10/1/20 to 1/1/29	3,677	4,008
6% 6/1/16 to 3/1/34	569	646
6.5% 6/1/16 to 8/1/36	2,009	2,309
10.25% 10/1/18	1	2
11% 1/1/16	2	2
11.25% 1/1/16	2	2
11.5% 6/15/19	0*	1
12.5% 4/1/15 to 7/1/16	1	1
		18,368
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - 0.8%
1.82% 3/1/35 (c)	$ 56	$ 58
1.95% 3/1/37 (c)	15	16
2.022% 2/1/37 (c)	23	24
2.04% 7/1/35 (c)	540	567
2.05% 6/1/37 (c)	13	13
2.095% 8/1/37 (c)	39	42
2.1% 7/1/35 (c)	68	73
2.121% 5/1/37 (c)	31	34
2.124% 11/1/35 (c)	120	129
2.16% 6/1/33 (c)	117	123
2.345% 10/1/35 (c)	78	83
2.347% 10/1/36 (c)	156	166
2.355% 4/1/34 (c)	507	539
2.375% 5/1/37 (c)	31	33
2.385% 5/1/37 (c)	400	429
2.385% 5/1/37 (c)	212	226
2.402% 10/1/42 (c)	888	930
2.415% 6/1/37 (c)	115	124
2.418% 4/1/37 (c)	40	43
2.498% 2/1/36 (c)	4	4
2.545% 7/1/36 (c)	42	45
2.595% 4/1/37 (c)	4	4
2.673% 7/1/35 (c)	127	136
2.803% 3/1/33 (c)	3	3
3.076% 9/1/41 (c)	857	897
3.137% 10/1/35 (c)	23	25
3.465% 11/1/40 (c)	738	783
6% 1/1/24	469	520
6.5% 12/1/21	127	141
9.5% 7/1/16 to 8/1/21	33	36
10% 3/1/16 to 3/1/21	47	51
10.5% 1/1/21	1	1
11% 9/1/20	2	2
12% 3/1/15 to 11/1/19	0*	0*
12.5% 4/1/15 to 6/1/19	5	5
13% 5/1/17	0*	0*
		6,305
Ginnie Mae - 3.6%
4.3% 8/20/61 (f)	1,041	1,115
4.53% 10/20/62 (f)	1,116	1,222
4.55% 5/20/62 (f)	8,089	8,827
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.604% 3/20/62 (f)	$ 2,378	$ 2,596
4.626% 3/20/62 (f)	1,791	1,952
4.649% 2/20/62 (f)	756	825
4.65% 3/20/62 (f)	1,632	1,783
4.682% 2/20/62 (f)	945	1,030
4.684% 1/20/62 (f)	5,652	6,154
5.47% 8/20/59 (f)	480	504
5.5% 11/15/35	644	734
5.612% 4/20/58 (f)	725	747
6% 6/15/36	1,446	1,664
8% 12/15/23	111	129
8.5% 2/15/17	1	1
10.5% 9/15/15 to 10/15/21	118	134
11% 5/20/16 to 1/20/21	12	14
		29,431
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $52,890)		54,104
Collateralized Mortgage Obligations - 14.2%

U.S. Government Agency - 14.2%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.75% 4/25/24 (c)	757	763
Series 2001-38 Class QF, 1.1353% 8/25/31 (c)	137	139
Series 2002-60 Class FV, 1.1553% 4/25/32 (c)	30	31
Series 2002-74 Class FV, 0.6053% 11/25/32 (c)	1,509	1,520
Series 2002-75 Class FA, 1.1553% 11/25/32 (c)	61	63
Series 2008-76 Class EF, 0.6553% 9/25/23 (c)	338	340
Series 2010-15 Class FJ, 1.0853% 6/25/36 (c)	2,154	2,193
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	13	14
Series 2002-16 Class PG, 6% 4/25/17	90	94
Series 2002-9 Class PC, 6% 3/25/17	7	7
Series 2003-28 Class KG, 5.5% 4/25/23	360	396
Series 2005-19 Class PA, 5.5% 7/25/34	771	843
Series 2005-27 Class NE, 5.5% 5/25/34	645	675
Series 2005-52 Class PB, 6.5% 12/25/34	40	41
Series 2005-64 Class PX, 5.5% 6/25/35	745	814
Series 2005-68 Class CZ, 5.5% 8/25/35	1,255	1,416
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	$ 26	$ 27
Series 2003-117 Class MD, 5% 12/25/23	349	377
Series 2004-52 Class KZ, 5.5% 7/25/34	3,776	4,185
Series 2004-91 Class Z, 5% 12/25/34	2,198	2,431
Series 2009-59 Class HB, 5% 8/25/39	837	927
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	1,616	255
Series 2010-39 Class FG, 1.0753% 3/25/36 (c)	1,302	1,335
Series 2011-67 Class AI, 4% 7/25/26 (d)	417	48
Freddie Mac:
floater:
Series 2526 Class FC, 0.5547% 11/15/32 (c)	244	246
Series 2630 Class FL, 0.6547% 6/15/18 (c)	9	9
Series 2711 Class FC, 1.0547% 2/15/33 (c)	755	768
floater planned amortization class Series 2770 Class FH, 0.5547% 3/15/34 (c)	666	671
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35	244	247
Series 2356 Class GD, 6% 9/15/16	24	25
Series 2376 Class JE, 5.5% 11/15/16	22	23
Series 2381 Class OG, 5.5% 11/15/16	12	12
Series 2425 Class JH, 6% 3/15/17	33	34
Series 2672 Class MG, 5% 9/15/23	1,630	1,790
Series 2802 Class OB, 6% 5/15/34	964	1,079
Series 2810 Class PD, 6% 6/15/33	25	25
Series 3415 Class PC, 5% 12/15/37	294	318
Series 3763 Class QA, 4% 4/15/34	654	687
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	1,060	1,115
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	731	835
Series 2004-2802 Class ZG, 5.5% 5/15/34	2,326	2,655
Series 2004-2862 Class NE, 5% 9/15/24	6,395	6,943
Series 2145 Class MZ, 6.5% 4/15/29	974	1,126
Series 2357 Class ZB, 6.5% 9/15/31	480	559
Series 2877 Class ZD, 5% 10/15/34	2,527	2,818
Series 2998 Class LY, 5.5% 7/15/25	281	311
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,253
Series 4181 Class LA, 3% 3/15/37	1,337	1,388
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.655% 7/20/37 (c)	$ 374	$ 377
Series 2008-2 Class FD, 0.635% 1/20/38 (c)	93	94
Series 2009-108 Class CF, 0.7547% 11/16/39 (c)	425	430
Series 2009-116 Class KF, 0.6847% 12/16/39 (c)	344	347
Series 2010-9 Class FA, 0.6747% 1/16/40 (c)	543	548
Series 2010-H17 Class FA, 0.482% 7/20/60 (c)(f)	3,103	3,088
Series 2010-H18 Class AF, 0.452% 9/20/60 (c)(f)	3,450	3,431
Series 2010-H19 Class FG, 0.452% 8/20/60 (c)(f)	4,340	4,317
Series 2010-H27 Series FA, 0.5352% 12/20/60 (c)(f)	1,031	1,029
Series 2011-H05 Class FA, 0.6552% 12/20/60 (c)(f)	2,057	2,064
Series 2011-H07 Class FA, 0.6552% 2/20/61 (c)(f)	3,728	3,727
Series 2011-H12 Class FA, 0.6452% 2/20/61 (c)(f)	4,378	4,389
Series 2011-H13 Class FA, 0.6552% 4/20/61 (c)(f)	1,710	1,715
Series 2011-H14:
Class FB, 0.6552% 5/20/61 (c)(f)	1,940	1,937
Class FC, 0.6552% 5/20/61 (c)(f)	1,798	1,796
Series 2011-H17 Class FA, 0.6852% 6/20/61 (c)(f)	2,333	2,343
Series 2011-H21 Class FA, 0.7552% 10/20/61 (c)(f)	2,287	2,303
Series 2012-H01 Class FA, 0.8552% 11/20/61 (c)(f)	1,904	1,925
Series 2012-H03 Class FA, 0.8552% 1/20/62 (c)(f)	1,188	1,201
Series 2012-H06 Class FA, 0.7852% 1/20/62 (c)(f)	1,798	1,812
Series 2012-H07 Class FA, 0.7852% 3/20/62 (c)(f)	1,107	1,116
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	120	122
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	38	38
Series 2010-99 Class PT, 3.5% 8/20/33	46	46
Series 2011-136 Class WI, 4.5% 5/20/40 (d)	906	148
Series 2011-68 Class EC, 3.5% 4/20/41	1,607	1,700
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 1999-18 Class Z, 6.25% 5/16/29	$ 1,665	$ 1,882
Series 2010-H13 Class JA, 5.46% 10/20/59 (f)	7,241	7,617
Series 2010-H15 Class TP, 5.15% 8/20/60 (f)	4,346	4,759
Series 2010-H17 Class XP, 5.3004% 7/20/60 (c)(f)	5,595	6,113
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(f)	4,093	4,478
Series 2012-64 Class KB, 4.3522% 5/20/41 (c)	462	520
Series 2013-124:
Class ES, 8.46% 4/20/39 (c)(e)	1,300	1,501
Class ST, 8.5933% 8/20/39 (c)(e)	2,443	2,870
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $114,169)		115,654
Commercial Mortgage Securities - 4.7%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5053% 4/25/19 (c)	1,036	1,036
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	780	861
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	5,360	5,924
Series K009 Class A2, 3.808% 8/25/20	6,820	7,419
Series K034 Class A1, 2.669% 2/25/23	3,224	3,317
Series K032 Class A1, 3.016% 2/25/23	5,761	6,042
Series K039 Class A2, 3.276% 7/25/24	5,032	5,272
Series K501 Class A2, 1.655% 11/25/16	2,080	2,112
Series K714 Class A2, 3.097% 10/25/20	6,000	6,285
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $37,638)		38,268
Foreign Government and Government Agency Obligations - 3.8%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	4,251	5,231
5.5% 12/4/23	10,710	13,175
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Jordanian Kingdom 2.503% 10/30/20	$ 8,609	$ 8,825
Ukraine Government 1.844% 5/16/19	3,198	3,213
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $28,679)		30,444
Cash Equivalents - 2.6%
Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.09%, dated 11/28/14 due 12/1/14 (Collateralized by U.S. Government Obligations) # (Cost $20,918)	$ 20,918	20,918
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)
Put Options - 0.0%
Option on an interest rate swap with JP Morgan Chase Bank, N.A. to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR (Cost $267)	1/13/15	$ 8,939	0*
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $809,756)	823,892
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(11,999)
NET ASSETS - 100%	$ 811,893
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
18 CBOT 10 Year U.S. Treasury Note Contracts (United States)	March 2015	$ 2,287	$ 15
170 CBOT 2 Year U.S. Treasury Note Contracts (United States)	March 2015	37,254	66
138 CBOT 5 Year U.S. Treasury Note Contracts (United States)	March 2015	16,490	115
63 CBOT Long Term U.S. Treasury Bond Contracts (United States)	March 2015	8,985	124
TOTAL TREASURY CONTRACTS		$ 65,016	$ 320
Sold
Treasury Contracts
52 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	March 2015	$ 8,362	$ (196)
		$ 73,378	$ 124

The face value of futures purchased as a percentage of net assets is 8%

The face value of futures sold as a percentage of net assets is 1%
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Dec. 2016	$ 2,400	3-month LIBOR	1%	$ (13)	$ 0	$ (13)
CME	Dec. 2019	1,400	3-month LIBOR	2.25%	(27)	0	(27)
Swaps - continued
Interest Rate Swaps - continued
Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Dec. 2024	$ 6,615	3-month LIBOR	3%	$ (256)	$ 0	$ (256)
CME	Dec. 2044	200	3.5%	3-month LIBOR	18	0	18
TOTAL INTEREST RATE SWAPS					$ (278)	$ 0	$ (278)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $222,000.
(b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $226,000.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

* Amount represents less than $1,000.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$20,918,000 due 12/01/14 at 0.09%
Commerz Markets LLC	$ 20,918
Other Information

The following is a summary of the inputs used, as of November 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 564,504	$ -	$ 564,504	$ -
U.S. Government Agency - Mortgage Securities	54,104	-	54,104	-
Collateralized Mortgage Obligations	115,654	-	115,654	-
Commercial Mortgage Securities	38,268	-	38,268	-
Foreign Government and Government Agency Obligations	30,444	-	30,444	-
Cash Equivalents	20,918	-	20,918	-
Purchased Swaptions	-	-	-	-
Total Investments in Securities:	$ 823,892	$ -	$ 823,892	$ -
Other Derivative Instruments:
Assets
Futures Contracts	$ 320	$ 320	$ -	$ -
Swaps	18	-	18	-
Total Assets	$ 338	$ 320	$ 18	$ -
Liabilities
Futures Contracts	$ (196)	$ (196)	$ -	$ -
Swaps	(296)	-	(296)	-
Total Liabilities	$ (492)	$ (196)	$ (296)	$ -
Total Other Derivative Instruments:	$ (154)	$ 124	$ (278)	$ -
Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $809,640,000. Net unrealized appreciation aggregated $14,252,000, of which $15,401,000 related to appreciated investment securities and $1,149,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 29, 2015